UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.4%)
Abercrombie & Fitch Co. Cl A	200	9,128
Amazon.com, Inc.*	787	106,820
Apollo Group, Inc.*	291	17,835
AutoNation, Inc.*	210	3,797
AutoZone, Inc.*	68	11,770
Bed Bath & Beyond, Inc.*	595	26,037
Best Buy Co., Inc.	774	32,926
Big Lots, Inc.*	188	6,847
Carnival Corp.*	990	38,491
CBS Corp. Cl B	1,534	21,384
Coach, Inc.	722	28,533
Comcast Corp. Cl A	6,462	121,615
D.R. Horton, Inc.	627	7,900
Darden Restaurants, Inc.	317	14,119
DeVry, Inc.	141	9,193
DIRECTV Cl A*	2,167	73,266
Discovery Communications, Inc. Cl A*	642	21,693
Disney (Walt) Co.	4,389	153,220
Eastman Kodak Co.*	608	3,520
Expedia, Inc.*	478	11,931
Family Dollar Stores, Inc.	315	11,532
Ford Motor Co.*	7,641	96,047
Fortune Brands, Inc.	341	16,542
GameStop Corp. Cl A*	373	8,172
Gannett Co., Inc.	535	8,838
Gap, Inc.	1,078	24,913
Genuine Parts Co.	362	15,291
Goodyear Tire & Rubber Co.*	549	6,939
H&R Block, Inc.	759	13,510
Harley-Davidson, Inc.	531	14,905
Harman Int’l. Industries, Inc.	158	7,391
Hasbro, Inc.	282	10,795
Home Depot, Inc.	3,850	124,548
International Game Technology	673	12,417
Interpublic Group of Cos., Inc.*	1,102	9,169
Johnson Controls, Inc.	1,520	50,145
Kohl’s Corp.*	694	38,017
Leggett & Platt, Inc.	345	7,466
Lennar Corp. Cl A	366	6,299
Limited Brands, Inc.	606	14,920
Lowe’s Cos., Inc.	3,332	80,768
Macy’s, Inc	953	20,747
Marriott International, Inc. Cl A	575	18,124
Mattel, Inc.	819	18,624
McDonald’s Corp.	2,443	162,997
McGraw-Hill Cos., Inc.	714	25,454
Meredith Corp.	84	2,890
New York Times Co. Cl A*	262	2,916

Newell Rubbermaid, Inc.	629	9,561
News Corp. Cl A	5,100	73,491
NIKE, Inc. Cl B	882	64,827
Nordstrom, Inc.	375	15,319
O’Reilly Automotive, Inc.*	311	12,972
Office Depot, Inc.*	623	4,972
Omnicom Group, Inc.	705	27,361
Penney (J.C.) Co., Inc.	535	17,211
Polo Ralph Lauren Corp.	131	11,140
Priceline.com, Inc.*	100	25,500
Pulte Homes, Inc.*	715	8,044
RadioShack Corp.	284	6,427
Ross Stores, Inc.	284	15,185
Scripps Networks Interactive, Inc. Cl A	203	9,003
Sears Hldgs. Corp.*	110	11,927
Sherwin-Williams Co.	216	14,619
Stanley Black & Decker, Inc.*	356	20,438
Staples, Inc.	1,640	38,360
Starbucks Corp.*	1,683	40,846
Starwood Hotels & Resorts	424	19,775
Target Corp.	1,704	89,630
Tiffany & Co.	282	13,392
Time Warner Cable, Inc.	799	42,595
Time Warner, Inc.	2,594	81,114
TJX Cos., Inc.	950	40,394
Urban Outfitters, Inc.*	294	11,181
V.F. Corp.	202	16,190
Viacom, Inc. Cl B*	1,375	47,273
Washington Post Co. Cl B	15	6,663
Whirlpool Corp.	169	14,745
Wyndham Worldwide Corp.	405	10,421
Wynn Resorts Ltd.	157	11,905
Yum! Brands, Inc.	1,059	40,591
		2,423,473
CONSUMER STAPLES (5.9%)
Altria Group, Inc.	4,691	96,259
Archer-Daniels-Midland Co.	1,455	42,050
Avon Products, Inc.	967	32,752
Brown-Forman Corp. Cl B	249	14,803
Campbell Soup Co.	430	15,201
Clorox Co.	317	20,332
Coca-Cola Co.	5,114	281,270
Coca-Cola Enterprises, Inc.	720	19,915
Colgate-Palmolive Co.	1,126	96,003
ConAgra Foods, Inc.	1,003	25,145
Constellation Brands, Inc. Cl A*	452	7,431
Costco Wholesale Corp.	987	58,934
CVS Caremark Corp.	3,193	116,736
Dean Foods Co.*	409	6,417
Dr. Pepper Snapple Group, Inc.	576	20,258
Estee Lauder Cos., Inc. Cl A	268	17,385

General Mills, Inc.	740	52,385
Heinz (H.J.) Co.	715	32,611
Hershey Co.	377	16,139
Hormel Foods Corp.	159	6,680
J.M. Smucker Co.	270	16,270
Kellogg Co.	576	30,776
Kimberly-Clark Corp.	941	59,170
Kraft Foods, Inc. Cl A	3,927	118,752
Kroger Co.	1,474	31,927
Lorillard, Inc.	350	26,334
McCormick & Co., Inc.	297	11,393
Mead Johnson Nutrition Co.*	464	24,142
Molson Coors Brewing Co. Cl B	357	15,015
PepsiCo, Inc.	3,678	243,336
Philip Morris Int’l., Inc.	4,201	219,124
Proctor & Gamble Co.	6,540	413,786
Reynolds American, Inc.	383	20,674
Safeway, Inc.	920	22,871
Sara Lee Corp.	1,580	22,009
SUPERVALU, Inc.	481	8,023
Sysco Corp.	1,340	39,530
Tyson Foods, Inc. Cl A	691	13,233
Wal-Mart Stores, Inc.	4,857	270,049
Walgreen Co.	2,239	83,045
Whole Foods Market, Inc.*	386	13,954
		2,682,119
ENERGY (5.7%)
Anadarko Petroleum Corp.	1,113	81,060
Apache Corp.	762	77,343
Baker Hughes, Inc.	725	33,959
BJ Services Co.	665	14,231
Cabot Oil & Gas Corp.	235	8,648
Cameron International Corp.*	554	23,744
Chesapeake Energy Corp.	1,467	34,680
Chevron Corp.	4,542	344,420
ConocoPhillips	3,360	171,931
Consol Energy, Inc.	499	21,287
Denbury Resources, Inc.*	896	15,116
Devon Energy Corp.	1,006	64,817
Diamond Offshore Drilling, Inc	158	14,032
El Paso Corp.	1,588	17,214
EOG Resources, Inc.	572	53,162
Exxon Mobil Corp.	10,725	718,356
FMC Technologies, Inc.*	277	17,903
Halliburton Co.	2,093	63,062
Helmerich & Payne, Inc.	240	9,139
Hess Corp.	659	41,220
Marathon Oil Corp.	1,603	50,719
Massey Energy Co.	194	10,144
Murphy Oil Corp.	433	24,330
Nabors Industries Ltd.*	642	12,602

National Oilwell Varco, Inc.	948	38,470
Noble Energy, Inc.	393	28,689
Occidental Petroleum Corp.	1,838	155,385
Peabody Energy Corp.	607	27,740
Pioneer Natural Resources Co.	262	14,756
Range Resources Corp.	358	16,779
Rowan Cos., Inc.*	258	7,510
Schlumberger Ltd.	2,719	172,548
Smith International, Inc.	560	23,979
Southwestern Energy Co.*	782	31,843
Spectra Energy Corp.	1,464	32,984
Sunoco, Inc.	265	7,873
Tesoro Corp.	318	4,420
Valero Energy Corp.	1,278	25,177
Williams Cos., Inc.	1,321	30,515
XTO Energy, Inc.	1,314	61,995
		2,603,782
FINANCIALS (8.7%)
Aflac, Inc.	1,060	57,547
Allstate Corp.	1,215	39,257
American Express Co.	2,729	112,599
American Int’l. Group, Inc.*	305	10,413
Ameriprise Financial, Inc.	578	26,218
Aon Corp.	621	26,523
Apartment Investment & Management Co. Cl A	265	4,879
Assurant, Inc.	265	9,111
AvalonBay Communities, Inc.	185	15,975
Bank of America Corp.	22,819	407,319
Bank of New York Mellon Corp.	2,727	84,210
BB&T Corp.	1,557	50,431
Berkshire Hathaway, Inc. Cl B*	3,747	304,519
Boston Properties, Inc.	315	23,764
Capital One Financial Corp.	1,019	42,197
CB Richard Ellis Group, Inc. Cl A*	611	9,684
Charles Schwab Corp.	2,157	40,314
Chubb Corp.	736	38,162
Cincinnati Financial Corp.	369	10,664
Citigroup, Inc.	44,694	181,011
CME Group, Inc.	151	47,733
Comerica, Inc.	394	14,988
Discover Financial Svcs.	1,230	18,327
E*Trade Financial Corp.*	3,505	5,783
Equity Residential	626	24,508
Federated Investors, Inc. Cl B	200	5,276
Fifth Third Bancorp	1,801	24,476
First Horizon National Corp.*	510	7,170
Franklin Resources, Inc.	338	37,484
Genworth Financial, Inc. Cl A*	1,107	20,302
Goldman Sachs Group, Inc.	1,186	202,367
Hartford Financial Svcs. Group, Inc.	987	28,051
HCP, Inc.	664	21,912

Health Care REIT, Inc.	279	12,619
Host Hotels & Resorts, Inc.*	1,429	20,935
Hudson City Bancorp, Inc.	1,071	15,165
Huntington Bancshares, Inc.	1,622	8,710
IntercontinentalExchange, Inc.*	166	18,622
Invesco Ltd.	971	21,275
Janus Capital Group, Inc.	413	5,902
JPMorgan Chase & Co.	8,988	402,213
KeyCorp	1,989	15,415
Kimco Realty Corp.	910	14,232
Legg Mason, Inc.	368	10,551
Leucadia National Corp.*	430	10,668
Lincoln National Corp.	684	20,999
Loews Corp.	818	30,495
M&T Bank Corp.	188	14,923
Marsh & McLennan Cos., Inc.	1,195	29,182
Marshall & Ilsley Corp.	1,188	9,563
MetLife, Inc.	1,855	80,396
Moody’s Corp.	445	13,239
Morgan Stanley	3,182	93,201
Nasdaq OMX Group, Inc.*	335	7,075
Northern Trust Corp.	547	30,227
NYSE Euronext	589	17,440
People’s United Financial, Inc.	848	13,263
Plum Creek Timber Co., Inc.	369	14,358
PNC Financial Svcs. Grp., Inc.	1,171	69,909
Principal Financial Grp., Inc.	723	21,119
Progressive Corp.*	1,527	29,150
ProLogis	1,072	14,150
Prudential Financial, Inc.	1,051	63,586
Public Storage	308	28,333
Regions Financial Corp.	2,689	21,109
Simon Property Group, Inc.	646	54,199
SLM Corp.*	1,075	13,459
State Street Corp.	1,120	50,557
SunTrust Banks, Inc.	1,131	30,299
T. Rowe Price Group, Inc.	584	32,079
Torchmark Corp.	188	10,060
Travelers Cos., Inc.	1,167	62,948
U.S. Bancorp	4,329	112,035
Unum Group	752	18,627
Ventas, Inc.	355	16,855
Vornado Realty Trust	356	26,949
Wells Fargo & Co.	11,651	362,579
XL Capital Ltd. Cl A	775	14,648
Zions Bancorporation	313	6,830
		3,943,322
HEALTH CARE (6.4%)
Abbott Laboratories	3,502	184,485
Aetna, Inc.	930	32,652
Allergan, Inc.	697	45,528

AmerisourceBergen Corp.	653	18,885
Amgen, Inc.*	2,166	129,440
Bard (C.R.), Inc.	219	18,970
Baxter International, Inc.	1,365	79,443
Becton, Dickinson & Co.	537	42,278
Biogen Idec, Inc.*	611	35,047
Boston Scientific Corp.*	3,424	24,721
Bristol-Myers Squibb Co.	3,876	103,489
Cardinal Health, Inc.	822	29,617
CareFusion Corp.*	402	10,625
Celgene Corp.*	1,041	64,500
Cephalon, Inc.*	170	11,523
CIGNA Corp.	620	22,680
Coventry Health Care, Inc.*	335	8,281
DaVita, Inc.*	232	14,709
Dentsply International, Inc.	345	12,023
Express Scripts, Inc.*	622	63,295
Forest Laboratories, Inc.*	684	21,450
Genzyme Corp.*	582	30,165
Gilead Sciences, Inc.*	2,013	91,551
Hospira, Inc.*	368	20,847
Humana, Inc.*	385	18,006
Intuitive Surgical, Inc.*	87	30,287
Johnson & Johnson	6,204	404,501
King Pharmaceuticals, Inc.*	562	6,609
Laboratory Corp. of America Hldgs.*	241	18,246
Life Technologies Corp.*	404	21,117
Lilly (Eli) & Co.	2,289	82,908
McKesson Corp.	607	39,892
Medco Health Solutions, Inc.*	1,048	67,659
Medtronic, Inc.	2,506	112,845
Merck & Co., Inc.	7,081	264,475
Millipore Corp.*	126	13,306
Mylan, Inc.*	692	15,715
Patterson Cos., Inc.*	211	6,552
PerkinElmer, Inc.	265	6,334
Pfizer, Inc.	18,474	316,829
Quest Diagnostics, Inc.	352	20,518
St. Jude Medical, Inc.*	757	31,075
Stryker Corp.	640	36,621
Tenet Healthcare Corp.*	982	5,617
Thermo Fisher Scientific, Inc.*	925	47,582
UnitedHealth Group, Inc.	2,553	83,407
Varian Medical Systems, Inc.*	282	15,603
Waters Corp.*	215	14,521
Watson Pharmaceuticals, Inc.*	241	10,067
WellPoint, Inc.*	977	62,899
Zimmer Hldgs., Inc.*	483	28,594
		2,897,989
INDUSTRIALS (5.5%)
3M Co.	1,635	136,637

Avery Dennison Corp.	256	9,321
Boeing Co.	1,684	122,275
Caterpillar, Inc.	1,410	88,619
Cintas Corp.	298	8,371
CSX Corp.	889	45,250
Cummins, Inc.	457	28,311
Danaher Corp.	590	47,147
Deere & Co.	958	56,963
Donnelley (R.R.) & Sons Co.	465	9,928
Dover Corp.	422	19,729
Dun & Bradstreet Corp.	118	8,782
Eaton Corp.	376	28,490
Emerson Electric Co.	1,703	85,729
Equifax, Inc.	287	10,275
Expeditors Int’l. of Wash.	481	17,759
Fastenal Co.	299	14,349
FedEx Corp.	708	66,127
First Solar, Inc.*	110	13,492
Flowserve Corp.	127	14,004
Fluor Corp.	406	18,883
General Dynamics Corp.	874	67,473
General Electric Co.	24,201	440,458
Goodrich Corp.	282	19,887
Grainger (W.W.), Inc.	143	15,461
Honeywell International, Inc.	1,704	77,140
Illinois Tool Works, Inc.	874	41,393
Iron Mountain, Inc.*	410	11,234
ITT Corp.	414	22,195
Jacobs Engineering Group, Inc.*	282	12,744
L-3 Communications Hldgs., Inc.	264	24,190
Lockheed Martin Corp.	705	58,670
Masco Corp.	814	12,633
Norfolk Southern Corp.	834	46,612
Northrop Grumman Corp.	682	44,719
PACCAR, Inc.	823	35,669
Pall Corp.	265	10,730
Parker Hannifin Corp.	364	23,565
Pitney Bowes, Inc.	469	11,467
Precision Castparts Corp.	319	40,420
Quanta Services, Inc.*	476	9,120
Raytheon Co.	868	49,580
Republic Services, Inc.	732	21,243
Robert Half Int’l., Inc.	342	10,407
Robinson (C.H.) Worldwide, Inc.	380	21,223
Rockwell Automation, Inc.	323	18,204
Rockwell Collins, Inc.	356	22,282
Roper Industries, Inc.	207	11,973
Ryder System, Inc.	127	4,923
Snap-On, Inc.	131	5,678
Southwest Airlines Co.	1,681	22,223
Stericycle, Inc.*	191	10,410

Textron, Inc.	614	13,035
Union Pacific Corp.	1,143	83,782
United Parcel Service, Inc. Cl B	2,248	144,794
United Technologies Corp.	2,087	153,624
Waste Management, Inc.	1,109	38,183
		2,507,785
INFORMATION TECHNOLOGY (10.0%)
Adobe Systems, Inc.*	1,186	41,949
Advanced Micro Devices, Inc.*	1,275	11,819
Agilent Technologies, Inc.*	782	26,893
Akamai Technologies, Inc.*	388	12,187
Altera Corp.	669	16,263
Amphenol Corp. Cl A	389	16,412
Analog Devices, Inc.	661	19,050
Apple, Inc.*	2,064	484,896
Applied Materials, Inc.	3,019	40,696
Autodesk, Inc.*	521	15,328
Automatic Data Processing, Inc.	1,143	50,829
BMC Software, Inc.*	416	15,808
Broadcom Corp. Cl A*	976	32,384
CA, Inc.	898	21,076
Cisco Systems, Inc.*	13,021	338,937
Citrix Systems, Inc.*	415	19,700
Cognizant Technology Solutions*	668	34,055
Computer Sciences Corp.*	346	18,854
Compuware Corp.*	523	4,393
Corning, Inc.	3,450	69,725
Dell, Inc.*	3,900	58,539
eBay, Inc.*	2,547	68,642
Electronic Arts, Inc.*	738	13,771
EMC Corp.*	4,620	83,345
Fidelity Nat’l. Information Svcs., Inc.	743	17,416
Fiserv, Inc.*	349	17,715
FLIR Systems, Inc.*	344	9,701
Google, Inc.*	550	311,856
Harris Corp.	299	14,200
Hewlett-Packard Co.	5,315	282,492
Int’l. Business Machines Corp.	2,949	378,209
Intel Corp.	12,575	279,920
Intuit, Inc.*	718	24,656
Jabil Circuit, Inc.	432	6,994
JDS Uniphase Corp.*	504	6,315
Juniper Networks, Inc.*	1,190	36,509
KLA-Tencor Corp.	387	11,966
Lexmark International, Inc. Cl A*	177	6,386
Linear Technology Corp.	505	14,281
LSI Corp.*	1,479	9,051
MasterCard, Inc.	218	55,372
McAfee, Inc.*	358	14,367
MEMC Electronic Materials, Inc.*	507	7,772
Microchip Technology, Inc.	416	11,715

Micron Technology, Inc.*	1,926	20,011
Microsoft Corp.	17,242	504,671
Molex, Inc.	307	6,404
Monster Worldwide, Inc.*	285	4,734
Motorola, Inc.*	5,238	36,771
National Semiconductor Corp.	536	7,745
NetApp, Inc.*	768	25,006
Novell, Inc.*	787	4,714
Novellus Systems, Inc.*	220	5,500
Nvidia Corp.*	1,257	21,847
Oracle Corp.	8,911	228,924
Paychex, Inc.	729	22,380
QLogic Corp.*	260	5,278
QUALCOMM, Inc.	3,826	160,654
Red Hat, Inc.*	426	12,469
SAIC, Inc.*	694	12,284
Salesforce.com, inc.*	249	18,538
SanDisk Corp.*	517	17,904
Symantec Corp.*	1,835	31,048
Tellabs, Inc.*	876	6,631
Teradata Corp.*	388	11,209
Teradyne, Inc.*	397	4,434
Texas Instruments, Inc.	2,837	69,421
Total System Services, Inc.	447	7,000
VeriSign, Inc.*	436	11,340
Visa, Inc. Cl A	1,014	92,304
Western Digital Corp.*	511	19,924
Western Union Co.	1,568	26,593
Xerox Corp.	3,062	29,855
Xilinx, Inc.	627	15,989
Yahoo!, Inc.*	2,696	44,565
		4,518,591
MATERIALS (1.8%)
Air Products & Chemicals, Inc.	480	35,496
Airgas, Inc.	186	11,833
AK Steel Hldg. Corp.	248	5,669
Alcoa, Inc.	2,289	32,595
Allegheny Technologies, Inc.	222	11,986
Ball Corp.	214	11,423
Bemis Co., Inc.	245	7,036
CF Industries Hldgs., Inc.	110	10,030
Cliffs Natural Resources, Inc.	297	21,072
Dow Chemical Co.	2,630	77,769
Du Pont (E.I.) de Nemours & Co.	2,047	76,230
Eastman Chemical Co.	165	10,507
Ecolab, Inc.	538	23,645
FMC Corp.	164	9,929
Freeport-McMoRan Copper & Gold, Inc.*	973	81,284
Int’l. Flavors & Fragrances, Inc.	179	8,533
International Paper Co.	981	24,142
MeadWestvaco Corp.	388	9,913

Monsanto Co.	1,235	88,204
Newmont Mining Corp.	1,110	56,532
Nucor Corp.	713	32,356
Owens-Illinois, Inc.*	382	13,576
Pactiv Corp.*	300	7,554
PPG Industries, Inc.	379	24,787
Praxair, Inc.	695	57,685
Sealed Air Corp.	360	7,589
Sigma-Aldrich Corp.	276	14,810
Titanium Metals Corp.*	192	3,185
United States Steel Corp.	325	20,644
Vulcan Materials Co.	284	13,416
Weyerhaeuser Co.	479	21,684
		831,114
TELECOMMUNICATION SERVICES (1.5%)
American Tower Corp. Cl A*	909	38,732
AT&T, Inc.	13,251	342,406
CenturyTel, Inc.	674	23,900
Frontier Communications Corp.	708	5,268
MetroPCS Communications, Inc.*	592	4,191
Qwest Communications Int’l., Inc.	3,361	17,544
Sprint Nextel Corp.*	6,720	25,536
Verizon Communications, Inc.	6,376	197,784
Windstream Corp.	989	10,770
		666,131
UTILITIES (1.8%)
AES Corp.*	1,511	16,621
Allegheny Energy, Inc.	384	8,832
Ameren Corp.	537	14,005
American Electric Power Co., Inc.	1,082	36,983
CenterPoint Energy, Inc.	884	12,694
CMS Energy Corp.	520	8,039
Consolidated Edison, Inc.	636	28,327
Constellation Energy Group, Inc.	455	15,975
Dominion Resources, Inc.	1,353	55,622
DTE Energy Co.	374	16,680
Duke Energy Corp.	2,953	48,193
Edison International	738	25,217
Entergy Corp.	428	34,818
EQT Corp.	324	13,284
Exelon Corp.	1,493	65,408
FirstEnergy Corp.	691	27,011
FPL Group, Inc.	936	45,237
Integrys Energy Group, Inc.	173	8,197
Nicor, Inc.	103	4,318
NiSource, Inc.	625	9,875
Northeast Utilities	398	11,001
NRG Energy, Inc.*	581	12,143
Oneok, Inc.	239	10,910
Pepco Hldgs., Inc.	502	8,609
PG&E Corp.	840	35,633

Pinnacle West Capital Corp.	230	8,678
PPL Corp.	854	23,664
Progress Energy Enterprise	633	24,915
Public Svc. Enterprise Group, Inc.	1,146	33,830
Questar Corp.	395	17,064
SCANA Corp.	251	9,435
Sempra Energy	558	27,844
Southern Co.	1,850	61,346
TECO Energy, Inc.	485	7,707
Wisconsin Energy Corp.	265	13,094
Xcel Energy, Inc.	1,035	21,942
		823,151
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $24,605,722) 52.7%		23,897,457

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.03	04/08/10	300,000	299,998
U.S. Treasury Bill (1)	AAA	0.14	06/17/10	200,000	199,936
					499,934
COMMERCIAL PAPER (1.5%)
General Electric Co.	A-1+	0.05	04/14/10	700,000	699,987
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $1,199,926) 2.6%					1,199,921

TOTAL INDEXED ASSETS (Cost: $25,805,648) 55.3%					25,097,378

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.5%)
Amazon.com, Inc.*	729	98,947
Apollo Group, Inc.*	552	33,832
California Pizza Kitchen, Inc.*	4,003	67,210
Carter’s, Inc.*	1,425	42,964
CPI Corp.*	410	5,683
Deckers Outdoor Corp.*	364	50,232
Dillard’s, Inc. Cl A	3,209	75,732
Disney (Walt) Co.	2,690	93,908
Family Dollar Stores, Inc.	1,552	56,819
Ford Motor Co.*	5,220	65,615
G-III Apparel Group Ltd.*	2,201	60,660
Grand Canyon Education, Inc.*	2,328	60,854
Gymboree Corp.*	1,175	60,665
Home Depot, Inc.	962	31,121
Johnson Controls, Inc.	2,268	74,821
McDonald’s Corp.	2,247	149,920
NIKE, Inc. Cl B	1,089	80,042
OfficeMax, Inc.*	6,990	114,776
P.F. Chang’s China Bistro, Inc.*	1,003	44,262
Pep Boys - Manny, Moe & Jack	3,034	30,492
Rent-A-Center, Inc.*	2,977	70,406

Shutterfly, Inc.*	2,003	48,252
Smith & Wesson Hldg. Corp.*	6,855	25,912
Sonic Corp.*	3,543	39,150
Sotheby’s	850	26,427
Staples, Inc.	2,385	55,785
Target Corp.	783	41,186
Time Warner Cable, Inc.	1,356	72,288
Time Warner, Inc.	1,294	40,463
TJX Cos., Inc.	649	27,595
Tupperware Brands Corp.	3,375	162,743
Viacom, Inc. Cl B*	1,678	57,690
WMS Industries, Inc.*	615	25,793
Wolverine World Wide, Inc.	1,844	53,771
		2,046,016

CONSUMER STAPLES (2.8%)
American Italian Pasta Co. Cl A*	4,001	155,519
Avon Products, Inc.	1,796	60,831
Constellation Brands, Inc. Cl A*	2,955	48,580
Darling International, Inc.*	2,233	20,008
Dr. Pepper Snapple Group, Inc.	2,281	80,223
General Mills, Inc.	1,482	104,911
Great Atlantic & Pacific Tea Co., Inc.*	3,014	23,117
Heinz (H.J.) Co.	1,165	53,136
Molson Coors Brewing Co. Cl B	909	38,233
Pantry, Inc.*	5,040	62,950
PepsiCo, Inc.	2,563	169,568
Proctor & Gamble Co.	2,443	154,569
Tyson Foods, Inc. Cl A	3,546	67,906
Vector Group Ltd.	3,156	48,697
Wal-Mart Stores, Inc.	3,216	178,810
		1,267,058

ENERGY (3.7%)
Apache Corp.	462	46,893
Brigham Exploration Co.*	7,847	125,160
Carrizo Oil and Gas, Inc.*	1,021	23,432
Chevron Corp.	1,657	125,650
ConocoPhillips	1,313	67,186
Consol Energy, Inc.	710	30,289
Ellora Energy, Inc.†	3,000	24,000
Energy XXI (Bermuda) Ltd.*	1,676	30,017
Exxon Mobil Corp.	4,812	322,308
Halliburton Co.	2,785	83,912
ION Geophysical Corp.*	498	2,450
MarkWest Energy Partners LP	3,022	92,624
McMoRan Exploration Co.*	17,375	254,196
Noble Energy, Inc.	668	48,764
Occidental Petroleum Corp.	1,370	115,820
Range Resources Corp.	785	36,793
Schlumberger Ltd.	1,156	73,360
Southwestern Energy Co.*	560	22,803
Superior Well Services, Inc.*	853	11,413
T-3 Energy Services, Inc.*	2,529	62,112
Trico Marine Services, Inc.*	2,835	6,577
Williams Cos., Inc.	1,706	39,409
XTO Energy, Inc.	562	26,515
		1,671,683

FINANCIALS (7.1%)
Allstate Corp.	2,267	73,247

AmTrust Financial Svcs., Inc.	1,136	15,847
Ashford Hospitality Trust, Inc.*	10,700	76,719
Aspen Insurance Hldgs. Ltd.	2,135	61,573
BancFirst Corp.	565	23,679
Bank Mutual Corp.	5,904	38,376
Bank of America Corp.	10,384	185,354
Bank of Marin Bancorp	330	10,916
BB&T Corp.	2,114	68,472
Berkshire Hathaway, Inc. Cl B*	1,615	131,251
Brookline Bancorp, Inc.	5,790	61,606
Bryn Mawr Bank Corp.	740	13,431
Capital One Financial Corp.	2,121	87,831
Chesapeake Lodging Trust*	1,150	22,391
Citigroup, Inc.	17,922	72,584
CME Group, Inc.	131	41,410
DiamondRock Hospitality Co.	920	9,301
Dime Community Bancshares	1,864	23,542
Ellington Financial LLC†***	3,400	67,150
FBR Capital Markets Corp.*	3,334	15,170
First Financial Bancorp.	1,999	35,562
First Interstate BancSytem, Inc.*	402	6,533
First Niagara Financial Group, Inc.	3,216	45,732
Forest City Enterprises, Inc. Cl A*	3,850	55,479
Franklin Resources, Inc.	748	82,953
Glacier Bancorp, Inc.	3,100	47,213
Goldman Sachs Group, Inc.	673	114,834
Highwoods Properties, Inc.	1,883	59,748
Hudson City Bancorp, Inc.	1,780	25,205
IBERIABANK Corp.	541	32,465
JPMorgan Chase & Co.	4,065	181,909
Marlin Business Svcs. Corp.*	3,102	31,485
MB Financial, Inc.	1,000	22,530
Meadowbrook Insurance Group, Inc.	6,490	51,271
Medical Properties Trust, Inc.	1,442	15,112
MFA Financial, Inc.	2,375	17,480
Mid-America Apt. Communities, Inc.	658	34,078
National Retail Pptys., Inc.	1,680	38,354
NBH Hldgs. Co.†	2,617	52,340
NewAlliance Bancshares, Inc.	4,771	60,210
Northwest Bancshares, Inc.	2,003	23,515
Pennsylvania REIT	4,202	52,399
People’s United Financial, Inc.	4,258	66,595
PHH Corp.*	2,293	54,046
PMA Capital Corp. Cl A*	4,738	29,091
ProAssurance Corp.*	1,071	62,696
PS Business Parks, Inc.	587	31,346
S.Y. Bancorp, Inc.	2,906	66,112
SeaBright Insurance Hldgs., Inc.*	4,662	51,329
Senior Housing Pptys. Trust	4,133	91,546
Signature Bank*	2,001	74,137
Simon Property Group, Inc.	568	47,655
Stifel Financial Corp.*	823	44,236
SVB Financial Group*	590	27,529
Symetra Financial Corp.*	1,010	13,312
U.S. Bancorp	2,962	76,657
United Westen Bancorp, Inc.	8,496	12,999
Wells Fargo & Co.	5,327	165,776
Westamerica Bancorporation	1,146	66,067
Westfield Financial, Inc.	3,083	28,333
		3,195,719

HEALTH CARE (5.8%)
Abbott Laboratories	3,460	182,273
Abiomed, Inc.*	6,059	62,589
Acorda Therapeutics, Inc.*	1,221	41,758
Allied Healthcare Int’l., Inc.*	6,126	16,663
Almost Family, Inc.*	1,183	44,587
Alnylam Pharmaceuticals, Inc.*	683	11,625
Alphatec Hldgs., Inc.*	15,561	99,124
American Medical Systems Hldgs., Inc.*	1,518	28,204
Amgen, Inc.*	463	27,669
Auxilium Pharmaceuticals, Inc.*	770	23,993
Baxter International, Inc.	1,642	95,564
Celgene Corp.*	1,346	83,398
Conceptus, Inc.*	3,906	77,964
Cyberonics, Inc.*	1,867	35,772
Emergent Biosolutions, Inc.*	1,722	28,912
Enzon Pharmaceuticals, Inc.*	16,849	171,523
ev3, Inc.*	2,467	39,127
Exelixis, Inc.*	5,887	35,734
Genoptix, Inc.*	1,350	47,912
Geron Corp.*	2,199	12,490
Gilead Sciences, Inc.*	2,701	122,841
HMS Hldgs. Corp.*	933	47,574
Human Genome Sciences, Inc.*	1,974	59,615
Inspire Pharmaceuticals, Inc.*	3,495	21,809
Johnson & Johnson	3,685	240,262
Laboratory Corp. of America Hldgs.*	694	52,543
Magellan Health Svcs., Inc.*	1,975	85,873
MAP Pharmaceuticals, Inc.*	625	9,931
McKesson Corp.	1,025	67,363
MedAssets, Inc.*	2,180	45,780
Medco Health Solutions, Inc.*	497	32,086
Medtronic, Inc.	1,309	58,944
Merck & Co., Inc.	3,186	118,997
Mylan, Inc.*	2,172	49,326
Neogen Corp.*	2,159	54,191
NuVasive, Inc.*	1,175	53,110
Omnicell, Inc.*	3,002	42,118
Onyx Pharmaceuticals, Inc.*	1,094	33,126
Optimer Pharmaceuticals, Inc.*	1,141	14,011
OSI Pharmaceuticals, Inc. - rights*	131	0
Regeneron Pharmaceuticals, Inc.*	707	18,728
Salix Pharmaceuticals Ltd.*	1,477	55,018
Seattle Genetics, Inc.*	2,626	31,354
St. Jude Medical, Inc.*	836	34,318
Steris Corp.	1,902	64,021
SXC Health Solutions Corp.*	275	18,502
UnitedHealth Group, Inc.	859	28,064
		2,626,386

INDUSTRIALS (5.3%)
ACCO Brands Corp.*	3,835	29,376
Actuant Corp. Cl A	3,028	59,197
Administaff, Inc.	370	7,896
Aircastle Ltd.	3,903	36,961
Alaska Air Group, Inc.*	2,482	102,333
Ameron International Corp.	200	12,578
Astec Industries, Inc.*	1,235	35,766
AZZ, Inc.*	2,063	69,833
Belden, Inc.	913	25,071
Boeing Co.	2,231	161,993

Cornell Cos., Inc.*	1,361	24,920
CRA International, Inc.*	433	9,924
CSX Corp.	605	30,795
Cummins, Inc.	1,451	89,889
Encore Wire Corp.	2,304	47,923
Expeditors Int’l. of Wash.	1,874	69,188
FedEx Corp.	847	79,110
Flowserve Corp.	523	57,671
General Electric Co.	10,889	198,180
Genesee & Wyoming, Inc. Cl A*	2,928	99,903
Graham Corp.	2,399	43,158
Hub Group, Inc. Cl A*	1,240	34,695
Illinois Tool Works, Inc.	1,107	52,428
JetBlue Airways Corp*	2,951	16,467
Kaydon Corp.	1,769	66,514
Miller Industries, Inc.*	3,990	49,596
Mueller Industries, Inc.	4,065	108,901
Old Dominion Freight Line, Inc.*	3,095	103,342
Orion Marine Group, Inc.*	3,443	62,146
Powell Industries, Inc.*	830	27,000
RBC Bearings, Inc.*	1,180	37,607
Robbins & Myers, Inc.	1,989	47,378
SFN Group, Inc.*	8,767	70,224
Southwest Airlines Co.	4,221	55,802
Stanley, Inc.*	1,034	29,252
Sun Hydraulics Corp.	1,787	46,426
Teledyne Technologies, Inc.*	1,253	51,711
Tutor Perini Corp.*	5,041	109,642
Union Pacific Corp.	537	39,362
United Technologies Corp.	1,384	101,876
		2,402,034

INFORMATION TECHNOLOGY (8.4%)
Adobe Systems, Inc.*	1,532	54,187
Adtran, Inc.	1,750	46,113
Advanced Energy Industries, Inc.*	3,550	58,788
Anixter International, Inc.*	765	35,840
Apple, Inc.*	1,107	260,068
Applied Materials, Inc.	3,346	45,104
Ariba, Inc.*	2,090	26,857
Automatic Data Processing, Inc.	1,283	57,055
Brooks Automation, Inc.*	3,875	34,178
Ceragon Networks Ltd.*	3,372	36,822
Cirrus Logic, Inc.*	3,309	27,763
Cisco Systems, Inc.*	6,385	166,202
Coherent, Inc.*	1,409	45,032
Commvault Systems, Inc.*	1,152	24,595
comScore, Inc.*	2,018	33,680
CyberSource Corp.*	1,560	27,518
DemandTec, Inc.*	6,943	48,254
EMC Corp.*	2,313	41,727
Fairchild Semiconductor Int’l., Inc.*	1,810	19,277
FormFactor, Inc.*	1,572	27,919
Forrester Research, Inc.*	1,789	53,795
Global Cash Access Hldgs., Inc.*	12,806	104,625
Google, Inc.*	280	158,763
Harmonic, Inc.*	4,100	25,871
Hewlett-Packard Co.	2,962	157,430
iGATE Corp.	500	4,865
Informatica Corp.*	1,893	50,846
Int’l. Business Machines Corp.	1,359	174,292

Intevac, Inc.*	3,117	43,077
Lawson Software, Inc.*	3,737	24,702
LogMeIn, Inc.*	2,116	43,780
MasterCard, Inc.	76	19,304
Microsemi Corp.*	4,196	72,759
Microsoft Corp.	6,414	187,738
MKS Instruments, Inc.*	3,604	70,602
Monolithic Power Systems, Inc.*	1,597	35,613
Monotype Imaging Hldgs., Inc.*	2,867	27,896
Nvidia Corp.*	3,031	52,679
Oracle Corp.	4,819	123,800
Parametric Technology Corp.*	5,966	107,686
Plexus Corp.*	2,834	102,109
Polycom, Inc.*	955	29,204
QUALCOMM, Inc.	2,177	91,412
Rackspace Hosting, Inc.*	1,375	25,754
RightNow Technologies, Inc.*	1,074	19,182
Riverbed Technology, Inc.*	1,536	43,622
Rogers Corp.*	981	28,459
Salesforce.com, inc.*	921	68,568
Sapient Corp.*	2,537	23,188
SAVVIS, Inc.*	1,575	25,988
ScanSource, Inc.*	886	25,499
Semtech Corp.*	4,996	87,080
Solera Hldgs., Inc.	1,025	39,616
Sourcefire, Inc.*	1,671	38,349
SuccessFactors, Inc.*	1,440	27,418
Super Micro Computer, Inc.*	3,520	60,826
Sybase, Inc.*	852	39,720
Symantec Corp.*	1,799	30,439
Synaptics, Inc.*	838	23,137
Texas Instruments, Inc.	2,681	65,604
TIBCO Software, Inc.*	7,551	81,475
TNS, Inc.*	1,203	26,827
Virtusa Corp.*	2,680	27,631
Websense, Inc.*	3,189	72,614
Xyratex Ltd.*	2,125	35,976
Yahoo!, Inc.*	1,114	18,414
		3,815,213

MATERIALS (2.5%)
Allied Nevada Gold Corp.*	1,862	30,853
Ball Corp.	1,059	56,529
Commercial Metals Co.	3,969	59,773
Crown Hldgs., Inc.*	5,760	155,290
Cytec Industries, Inc.	1,526	71,325
Dow Chemical Co.	2,169	64,137
Eastman Chemical Co.	1,159	73,805
FMC Corp.	1,195	72,345
Freeport-McMoRan Copper & Gold, Inc.*	742	61,987
Innophos Hldgs., Inc.	1,864	52,006
Kaiser Aluminum Corp.	1,440	55,541
Silgan Hldgs., Inc.	2,271	136,782
Taseko Mines Ltd.*	16,486	85,397
US Gold Corp.*	19,447	52,507
Vista Gold Corp.*	952	1,914
Walter Energy, Inc.	775	71,509
Zep, Inc.	1,966	43,016
		1,144,716

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	4,591	118,631
CenturyTel, Inc.	1,665	59,041
Consolidated Comms. Hldgs., Inc.	5,630	106,745
FairPoint Communications, Inc.*	1	0
Iowa Telecommunications Svcs., Inc.	2,141	35,755
Syniverse Hldgs., Inc.*	5,065	98,616
Windstream Corp.	4,074	44,366
		463,154

UTILITIES (1.3%)
Avista Corp.	4,454	92,242
Black Hills Corp.	816	24,766
Dominion Resources, Inc.	1,798	73,916
Edison International	503	17,188
Entergy Corp.	280	22,778
Exelon Corp.	746	32,682
FirstEnergy Corp.	768	30,021
FPL Group, Inc.	575	27,790
Idacorp, Inc.	1,284	44,452
Northwest Natural Gas Co.	955	44,503
PNM Resources, Inc.	3,216	40,296
Public Svc. Enterprise Group, Inc.	693	20,457
Sempra Energy	935	46,657
Unisource Energy Corp.	1,859	58,447
		576,195

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $16,928,220) 42.4%		19,208,174

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (2)
Energy XXI (Bermuda) Ltd., 7.25%	100	17,000
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (2)		17,000

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS - LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(3)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $59,655) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $16,997,875) 42.4%					19,225,174

TEMPORARY CASH INVESTMENTS (4) (Cost: $885,600) 2.0%					885,600

TOTAL INVESTMENTS (Cost: $43,689,123) 99.7%					45,208,152

OTHER NET ASSETS 0.3%					128,602

NET ASSETS 100.0%					$45,336,754

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.7%)
Abercrombie & Fitch Co. Cl A	386	17,617
Amazon.com, Inc.*	1,523	206,717
Apollo Group, Inc.*	564	34,568
AutoNation, Inc.*	406	7,340
AutoZone, Inc.*	132	22,848
Bed Bath & Beyond, Inc.*	1,152	50,412
Best Buy Co., Inc.	1,498	63,725
Big Lots, Inc.*	363	13,220
Carnival Corp.*	1,916	74,494
CBS Corp. Cl B	2,968	41,374
Coach, Inc.	1,399	55,288
Comcast Corp. Cl A	12,518	235,589
D.R. Horton, Inc.	1,213	15,284
Darden Restaurants, Inc.	612	27,258
DeVry, Inc.	271	17,669
DIRECTV Cl A*	4,195	141,833
Discovery Communications, Inc. Cl A*	1,243	42,001
Disney (Walt) Co.	8,497	296,630
Eastman Kodak Co.*	1,178	6,821
Expedia, Inc.*	924	23,063
Family Dollar Stores, Inc.	609	22,295
Ford Motor Co.*	14,797	185,998
Fortune Brands, Inc.	659	31,968
GameStop Corp. Cl A*	723	15,841
Gannett Co., Inc.	1,036	17,115
Gap, Inc.	2,088	48,254
Genuine Parts Co.	700	29,568
Goodyear Tire & Rubber Co.*	1,062	13,424
H&R Block, Inc.	1,470	26,166
Harley-Davidson, Inc.	1,028	28,856
Harman Int’l. Industries, Inc.	305	14,268
Hasbro, Inc.	546	20,901
Home Depot, Inc.	7,455	241,169
International Game Technology	1,302	24,022
Interpublic Group of Cos., Inc.*	2,131	17,730
Johnson Controls, Inc.	2,942	97,057
Kohl’s Corp.*	1,344	73,624
Leggett & Platt, Inc.	667	14,434
Lennar Corp. Cl A	708	12,185
Limited Brands, Inc.	1,173	28,879
Lowe’s Cos., Inc.	6,454	156,445
Macy’s, Inc	1,846	40,187
Marriott International, Inc. Cl A	1,112	35,050
Mattel, Inc.	1,585	36,043

McDonald’s Corp.	4,731	315,652
McGraw-Hill Cos., Inc.	1,380	49,197
Meredith Corp.	161	5,540
New York Times Co. Cl A*	507	5,643
Newell Rubbermaid, Inc.	1,218	18,514
News Corp. Cl A	9,882	142,400
NIKE, Inc. Cl B	1,709	125,612
Nordstrom, Inc.	725	29,616
O’Reilly Automotive, Inc.*	602	25,109
Office Depot, Inc.*	1,204	9,608
Omnicom Group, Inc.	1,365	52,976
Penney (J.C.) Co., Inc.	1,034	33,264
Polo Ralph Lauren Corp.	253	21,515
Priceline.com, Inc.*	193	49,215
Pulte Homes, Inc.*	1,384	15,570
RadioShack Corp.	549	12,424
Ross Stores, Inc.	549	29,355
Scripps Networks Interactive, Inc. Cl A	393	17,430
Sears Hldgs. Corp.*	213	23,096
Sherwin-Williams Co.	418	28,290
Stanley Black & Decker, Inc.*	690	39,613
Staples, Inc.	3,174	74,240
Starbucks Corp.*	3,256	79,023
Starwood Hotels & Resorts	820	38,245
Target Corp.	3,298	173,475
Tiffany & Co.	546	25,930
Time Warner Cable, Inc.	1,546	82,417
Time Warner, Inc.	5,019	156,944
TJX Cos., Inc.	1,840	78,237
Urban Outfitters, Inc.*	568	21,601
V.F. Corp.	390	31,259
Viacom, Inc. Cl B*	2,661	91,485
Washington Post Co. Cl B	28	12,437
Whirlpool Corp.	326	28,444
Wyndham Worldwide Corp.	784	20,172
Wynn Resorts Ltd.	303	22,976
Yum! Brands, Inc.	2,050	78,577
		4,690,331
CONSUMER STAPLES (10.8%)
Altria Group, Inc.	9,086	186,445
Archer-Daniels-Midland Co.	2,817	81,411
Avon Products, Inc.	1,873	63,439
Brown-Forman Corp. Cl B	482	28,655
Campbell Soup Co.	833	29,447
Clorox Co.	613	39,318
Coca-Cola Co.	9,896	544,280
Coca-Cola Enterprises, Inc.	1,394	38,558
Colgate-Palmolive Co.	2,179	185,782

ConAgra Foods, Inc.	1,942	48,686
Constellation Brands, Inc. Cl A*	874	14,369
Costco Wholesale Corp.	1,911	114,106
CVS Caremark Corp.	6,184	226,087
Dean Foods Co.*	791	12,411
Dr. Pepper Snapple Group, Inc.	1,115	39,215
Estee Lauder Cos., Inc. Cl A	518	33,603
General Mills, Inc.	1,432	101,371
Heinz (H.J.) Co.	1,384	63,124
Hershey Co.	729	31,208
Hormel Foods Corp.	306	12,855
J.M. Smucker Co.	522	31,456
Kellogg Co.	1,115	59,574
Kimberly-Clark Corp.	1,821	114,504
Kraft Foods, Inc. Cl A	7,604	229,945
Kroger Co.	2,854	61,818
Lorillard, Inc.	677	50,937
McCormick & Co., Inc.	574	22,019
Mead Johnson Nutrition Co.*	897	46,671
Molson Coors Brewing Co. Cl B	690	29,021
PepsiCo, Inc.	7,120	471,059
Philip Morris Int’l., Inc.	8,127	423,904
Proctor & Gamble Co.	12,658	800,872
Reynolds American, Inc.	741	39,999
Safeway, Inc.	1,782	44,301
Sara Lee Corp.	3,059	42,612
SUPERVALU, Inc.	930	15,512
Sysco Corp.	2,594	76,523
Tyson Foods, Inc. Cl A	1,338	25,623
Wal-Mart Stores, Inc.	9,400	522,640
Walgreen Co.	4,335	160,785
Whole Foods Market, Inc.*	746	26,968
		5,191,113
ENERGY (10.5%)
Anadarko Petroleum Corp.	2,155	156,949
Apache Corp.	1,474	149,611
Baker Hughes, Inc.	1,405	65,810
BJ Services Co.	1,288	27,563
Cabot Oil & Gas Corp.	455	16,744
Cameron International Corp.*	1,072	45,946
Chesapeake Energy Corp.	2,839	67,114
Chevron Corp.	8,793	666,773
ConocoPhillips	6,503	332,759
Consol Energy, Inc.	966	41,210
Denbury Resources, Inc.*	1,733	29,236
Devon Energy Corp.	1,947	125,445
Diamond Offshore Drilling, Inc	305	27,087
El Paso Corp.	3,074	33,322

EOG Resources, Inc.	1,107	102,885
Exxon Mobil Corp.	20,760	1,390,500
FMC Technologies, Inc.*	536	34,642
Halliburton Co.	4,054	122,147
Helmerich & Payne, Inc.	463	17,631
Hess Corp.	1,276	79,814
Marathon Oil Corp.	3,104	98,211
Massey Energy Co.	376	19,661
Murphy Oil Corp.	837	47,031
Nabors Industries Ltd.*	1,243	24,400
National Oilwell Varco, Inc.	1,834	74,424
Noble Energy, Inc.	761	55,553
Occidental Petroleum Corp.	3,558	300,793
Peabody Energy Corp.	1,175	53,698
Pioneer Natural Resources Co.	506	28,498
Range Resources Corp.	692	32,434
Rowan Cos., Inc.*	499	14,526
Schlumberger Ltd.	5,264	334,053
Smith International, Inc.	1,085	46,460
Southwestern Energy Co.*	1,514	61,650
Spectra Energy Corp.	2,834	63,850
Sunoco, Inc.	513	15,241
Tesoro Corp.	615	8,549
Valero Energy Corp.	2,474	48,738
Williams Cos., Inc.	2,558	59,090
XTO Energy, Inc.	2,544	120,026
		5,040,074
FINANCIALS (15.8%)
Aflac, Inc.	2,051	111,349
Allstate Corp.	2,352	75,993
American Express Co.	5,280	217,853
American Int’l. Group, Inc.*	591	20,177
Ameriprise Financial, Inc.	1,119	50,758
Aon Corp.	1,201	51,295
Apartment Investment & Management Co. Cl A	513	9,444
Assurant, Inc.	512	17,603
AvalonBay Communities, Inc.	357	30,827
Bank of America Corp.	44,158	788,220
Bank of New York Mellon Corp.	5,278	162,985
BB&T Corp.	3,015	97,656
Berkshire Hathaway, Inc. Cl B*	7,250	589,208
Boston Properties, Inc.	609	45,943
Capital One Financial Corp.	1,973	81,702
CB Richard Ellis Group, Inc. Cl A*	1,183	18,751
Charles Schwab Corp.	4,179	78,106
Chubb Corp.	1,425	73,886
Cincinnati Financial Corp.	714	20,635
Citigroup, Inc.	86,489	350,280

CME Group, Inc.	292	92,304
Comerica, Inc.	763	29,025
Discover Financial Svcs.	2,381	35,477
E*Trade Financial Corp.*	6,826	11,263
Equity Residential	1,211	47,411
Federated Investors, Inc. Cl B	387	10,209
Fifth Third Bancorp	3,486	47,375
First Horizon National Corp.*	989	13,893
Franklin Resources, Inc.	654	72,529
Genworth Financial, Inc. Cl A*	2,143	39,303
Goldman Sachs Group, Inc.	2,296	391,766
Hartford Financial Svcs. Group, Inc.	1,910	54,282
HCP, Inc.	1,286	42,438
Health Care REIT, Inc.	540	24,424
Host Hotels & Resorts, Inc.*	2,766	40,522
Hudson City Bancorp, Inc.	2,072	29,340
Huntington Bancshares, Inc.	3,134	16,830
IntercontinentalExchange, Inc.*	322	36,122
Invesco Ltd.	1,880	41,191
Janus Capital Group, Inc.	799	11,418
JPMorgan Chase & Co.	17,401	778,695
KeyCorp	3,855	29,876
Kimco Realty Corp.	1,761	27,542
Legg Mason, Inc.	712	20,413
Leucadia National Corp.*	832	20,642
Lincoln National Corp.	1,325	40,678
Loews Corp.	1,582	58,977
M&T Bank Corp.	363	28,815
Marsh & McLennan Cos., Inc.	2,313	56,483
Marshall & Ilsley Corp.	2,303	18,539
MetLife, Inc.	3,590	155,591
Moody’s Corp.	861	25,615
Morgan Stanley	6,162	180,485
Nasdaq OMX Group, Inc.*	648	13,686
Northern Trust Corp.	1,059	58,520
NYSE Euronext	1,140	33,755
People’s United Financial, Inc.	1,641	25,665
Plum Creek Timber Co., Inc.	714	27,782
PNC Financial Svcs. Grp., Inc.	2,267	135,340
Principal Financial Grp., Inc.	1,399	40,865
Progressive Corp.*	2,955	56,411
ProLogis	2,074	27,377
Prudential Financial, Inc.	2,034	123,057
Public Storage	595	54,734
Regions Financial Corp.	5,207	40,875
Simon Property Group, Inc.	1,250	104,875
SLM Corp.*	2,082	26,067
State Street Corp.	2,168	97,864

SunTrust Banks, Inc.	2,189	58,643
T. Rowe Price Group, Inc.	1,130	62,071
Torchmark Corp.	363	19,424
Travelers Cos., Inc.	2,258	121,797
U.S. Bancorp	8,382	216,926
Unum Group	1,454	36,016
Ventas, Inc.	687	32,619
Vornado Realty Trust	688	52,082
Wells Fargo & Co.	22,547	701,663
XL Capital Ltd. Cl A	1,501	28,369
Zions Bancorporation	606	13,223
		7,631,850
HEALTH CARE (11.6%)
Abbott Laboratories	6,779	357,118
Aetna, Inc.	1,800	63,198
Allergan, Inc.	1,349	88,117
AmerisourceBergen Corp.	1,263	36,526
Amgen, Inc.*	4,188	250,275
Bard (C.R.), Inc.	424	36,727
Baxter International, Inc.	2,643	153,823
Becton, Dickinson & Co.	1,040	81,879
Biogen Idec, Inc.*	1,182	67,800
Boston Scientific Corp.*	6,629	47,861
Bristol-Myers Squibb Co.	7,502	200,303
Cardinal Health, Inc.	1,590	57,288
CareFusion Corp.*	777	20,536
Celgene Corp.*	2,014	124,787
Cephalon, Inc.*	328	22,232
CIGNA Corp.	1,199	43,859
Coventry Health Care, Inc.*	649	16,043
DaVita, Inc.*	449	28,467
Dentsply International, Inc.	667	23,245
Express Scripts, Inc.*	1,204	122,519
Forest Laboratories, Inc.*	1,323	41,489
Genzyme Corp.*	1,125	58,309
Gilead Sciences, Inc.*	3,895	177,145
Hospira, Inc.*	711	40,278
Humana, Inc.*	745	34,844
Intuitive Surgical, Inc.*	168	58,486
Johnson & Johnson	12,004	782,661
King Pharmaceuticals, Inc.*	1,089	12,807
Laboratory Corp. of America Hldgs.*	466	35,281
Life Technologies Corp.*	782	40,875
Lilly (Eli) & Co.	4,433	160,563
McKesson Corp.	1,175	77,221
Medco Health Solutions, Inc.*	2,028	130,928
Medtronic, Inc.	4,852	218,486
Merck & Co., Inc.	13,704	511,844

Millipore Corp.*	244	25,766
Mylan, Inc.*	1,340	30,431
Patterson Cos., Inc.*	408	12,668
PerkinElmer, Inc.	512	12,237
Pfizer, Inc.	35,729	612,752
Quest Diagnostics, Inc.	682	39,754
St. Jude Medical, Inc.*	1,466	60,179
Stryker Corp.	1,238	70,838
Tenet Healthcare Corp.*	1,901	10,874
Thermo Fisher Scientific, Inc.*	1,790	92,078
UnitedHealth Group, Inc.	4,942	161,455
Varian Medical Systems, Inc.*	546	30,210
Waters Corp.*	416	28,097
Watson Pharmaceuticals, Inc.*	466	19,465
WellPoint, Inc.*	1,892	121,807
Zimmer Hldgs., Inc.*	934	55,293
		5,607,724
INDUSTRIALS (10.1%)
3M Co.	3,165	264,499
Avery Dennison Corp.	495	18,023
Boeing Co.	3,259	236,636
Caterpillar, Inc.	2,730	171,581
Cintas Corp.	577	16,208
CSX Corp.	1,721	87,599
Cummins, Inc.	885	54,826
Danaher Corp.	1,141	91,177
Deere & Co.	1,854	110,239
Donnelley (R.R.) & Sons Co.	901	19,236
Dover Corp.	817	38,195
Dun & Bradstreet Corp.	228	16,968
Eaton Corp.	728	55,161
Emerson Electric Co.	3,297	165,971
Equifax, Inc.	555	19,869
Expeditors Int’l. of Wash.	930	34,336
Fastenal Co.	579	27,786
FedEx Corp.	1,370	127,958
First Solar, Inc.*	213	26,124
Flowserve Corp.	245	27,016
Fluor Corp.	785	36,510
General Dynamics Corp.	1,691	130,545
General Electric Co.	46,858	852,813
Goodrich Corp.	546	38,504
Grainger (W.W.), Inc.	278	30,057
Honeywell International, Inc.	3,297	149,255
Illinois Tool Works, Inc.	1,692	80,133
Iron Mountain, Inc.*	794	21,756
ITT Corp.	801	42,942
Jacobs Engineering Group, Inc.*	546	24,674

L-3 Communications Hldgs., Inc.	510	46,731
Lockheed Martin Corp.	1,365	113,595
Masco Corp.	1,575	24,444
Norfolk Southern Corp.	1,613	90,151
Northrop Grumman Corp.	1,320	86,552
PACCAR, Inc.	1,594	69,084
Pall Corp.	513	20,771
Parker Hannifin Corp.	705	45,642
Pitney Bowes, Inc.	908	22,201
Precision Castparts Corp.	617	78,180
Quanta Services, Inc.*	920	17,627
Raytheon Co.	1,680	95,962
Republic Services, Inc.	1,417	41,121
Robert Half Int’l., Inc.	662	20,145
Robinson (C.H.) Worldwide, Inc.	736	41,106
Rockwell Automation, Inc.	624	35,169
Rockwell Collins, Inc.	690	43,187
Roper Industries, Inc.	400	23,136
Ryder System, Inc.	246	9,535
Snap-On, Inc.	253	10,965
Southwest Airlines Co.	3,254	43,018
Stericycle, Inc.*	370	20,165
Textron, Inc.	1,189	25,242
Union Pacific Corp.	2,213	162,213
United Parcel Service, Inc. Cl B	4,352	280,312
United Technologies Corp.	4,040	297,384
Waste Management, Inc.	2,147	73,921
		4,854,156
INFORMATION TECHNOLOGY (18.1%)
Adobe Systems, Inc.*	2,296	81,210
Advanced Micro Devices, Inc.*	2,468	22,878
Agilent Technologies, Inc.*	1,513	52,032
Akamai Technologies, Inc.*	751	23,589
Altera Corp.	1,295	31,481
Amphenol Corp. Cl A	752	31,727
Analog Devices, Inc.	1,280	36,890
Apple, Inc.*	3,994	938,305
Applied Materials, Inc.	5,850	78,858
Autodesk, Inc.*	1,008	29,655
Automatic Data Processing, Inc.	2,212	98,368
BMC Software, Inc.*	804	30,552
Broadcom Corp. Cl A*	1,889	62,677
CA, Inc.	1,738	40,791
Cisco Systems, Inc.*	25,133	654,212
Citrix Systems, Inc.*	803	38,118
Cognizant Technology Solutions*	1,292	65,866
Computer Sciences Corp.*	668	36,399
Compuware Corp.*	1,011	8,492

Corning, Inc.	6,683	135,063
Dell, Inc.*	7,552	113,356
eBay, Inc.*	4,932	132,917
Electronic Arts, Inc.*	1,427	26,628
EMC Corp.*	8,945	161,368
Fidelity Nat’l. Information Svcs., Inc.	1,438	33,707
Fiserv, Inc.*	675	34,263
FLIR Systems, Inc.*	666	18,781
Google, Inc.*	1,065	603,866
Harris Corp.	578	27,449
Hewlett-Packard Co.	10,289	546,860
Int’l. Business Machines Corp.	5,706	731,795
Intel Corp.	24,347	541,964
Intuit, Inc.*	1,389	47,698
Jabil Circuit, Inc.	836	13,535
JDS Uniphase Corp.*	976	12,229
Juniper Networks, Inc.*	2,304	70,687
KLA-Tencor Corp.	750	23,190
Lexmark International, Inc. Cl A*	343	12,375
Linear Technology Corp.	979	27,686
LSI Corp.*	2,863	17,522
MasterCard, Inc.	421	106,934
McAfee, Inc.*	692	27,770
MEMC Electronic Materials, Inc.*	980	15,023
Microchip Technology, Inc.	805	22,669
Micron Technology, Inc.*	3,725	38,703
Microsoft Corp.	33,388	977,262
Molex, Inc.	595	12,412
Monster Worldwide, Inc.*	551	9,152
Motorola, Inc.*	10,127	71,092
National Semiconductor Corp.	1,037	14,985
NetApp, Inc.*	1,486	48,384
Novell, Inc.*	1,520	9,105
Novellus Systems, Inc.*	426	10,650
Nvidia Corp.*	2,432	42,268
Oracle Corp.	17,265	443,538
Paychex, Inc.	1,410	43,287
QLogic Corp.*	503	10,211
QUALCOMM, Inc.	7,406	310,978
Red Hat, Inc.*	824	24,118
SAIC, Inc.*	1,343	23,771
Salesforce.com, inc.*	482	35,885
SanDisk Corp.*	1,001	34,665
Symantec Corp.*	3,555	60,151
Tellabs, Inc.*	1,693	12,816
Teradata Corp.*	751	21,696
Teradyne, Inc.*	768	8,579
Texas Instruments, Inc.	5,493	134,414

Total System Services, Inc.	865	13,546
VeriSign, Inc.*	843	21,926
Visa, Inc. Cl A	1,964	178,783
Western Digital Corp.*	988	38,522
Western Union Co.	3,035	51,474
Xerox Corp.	5,922	57,740
Xilinx, Inc.	1,214	30,957
Yahoo!, Inc.*	5,219	86,270
		8,744,775
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	928	68,626
Airgas, Inc.	360	22,903
AK Steel Hldg. Corp.	480	10,973
Alcoa, Inc.	4,433	63,126
Allegheny Technologies, Inc.	431	23,270
Ball Corp.	413	22,046
Bemis Co., Inc.	475	13,642
CF Industries Hldgs., Inc.	213	19,421
Cliffs Natural Resources, Inc.	575	40,796
Dow Chemical Co.	5,092	150,570
Du Pont (E.I.) de Nemours & Co.	3,961	147,508
Eastman Chemical Co.	319	20,314
Ecolab, Inc.	1,042	45,796
FMC Corp.	317	19,191
Freeport-McMoRan Copper & Gold, Inc.*	1,885	157,473
Int’l. Flavors & Fragrances, Inc.	347	16,541
International Paper Co.	1,899	46,734
MeadWestvaco Corp.	750	19,163
Monsanto Co.	2,389	170,622
Newmont Mining Corp.	2,149	109,449
Nucor Corp.	1,381	62,670
Owens-Illinois, Inc.*	739	26,264
Pactiv Corp.*	580	14,604
PPG Industries, Inc.	733	47,938
Praxair, Inc.	1,345	111,635
Sealed Air Corp.	697	14,693
Sigma-Aldrich Corp.	534	28,654
Titanium Metals Corp.*	372	6,171
United States Steel Corp.	629	39,954
Vulcan Materials Co.	550	25,982
Weyerhaeuser Co.	927	41,965
		1,608,694
TELECOMMUNICATION SERVICES (2.7%)
American Tower Corp. Cl A*	1,760	74,994
AT&T, Inc.	25,652	662,848
CenturyTel, Inc.	1,304	46,240
Frontier Communications Corp.	1,371	10,200

MetroPCS Communications, Inc.*	1,145	8,107
Qwest Communications Int’l., Inc.	6,521	34,040
Sprint Nextel Corp.*	13,048	49,582
Verizon Communications, Inc.	12,342	382,849
Windstream Corp.	1,916	20,865
		1,289,725
UTILITIES (3.3%)
AES Corp.*	2,929	32,219
Allegheny Energy, Inc.	744	17,112
Ameren Corp.	1,039	27,097
American Electric Power Co., Inc.	2,094	71,573
CenterPoint Energy, Inc.	1,711	24,570
CMS Energy Corp.	1,007	15,568
Consolidated Edison, Inc.	1,230	54,784
Constellation Energy Group, Inc.	881	30,932
Dominion Resources, Inc.	2,618	107,626
DTE Energy Co.	723	32,246
Duke Energy Corp.	5,718	93,318
Edison International	1,429	48,829
Entergy Corp.	829	67,439
EQT Corp.	628	25,748
Exelon Corp.	2,890	126,611
FirstEnergy Corp.	1,336	52,224
FPL Group, Inc.	1,812	87,574
Integrys Energy Group, Inc.	334	15,825
Nicor, Inc.	199	8,342
NiSource, Inc.	1,210	19,118
Northeast Utilities	769	21,255
NRG Energy, Inc.*	1,124	23,492
Oneok, Inc.	463	21,136
Pepco Hldgs., Inc.	972	16,670
PG&E Corp.	1,627	69,017
Pinnacle West Capital Corp.	444	16,752
PPL Corp.	1,654	45,832
Progress Energy Enterprise	1,226	48,255
Public Svc. Enterprise Group, Inc.	2,219	65,505
Questar Corp.	765	33,048
SCANA Corp.	486	18,269
Sempra Energy	1,081	53,942
Southern Co.	3,581	118,746
TECO Energy, Inc.	938	14,905
Wisconsin Energy Corp.	513	25,347
Xcel Energy, Inc.	2,002	42,442
		1,593,368
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $45,268,874) 95.9%		46,251,810

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	AAA	0.03	04/08/10	300,000	299,998
U.S. Treasury Bill (1)	AAA	0.10	05/20/10	100,000	99,987
U.S. Treasury Bill (1)	AAA	0.14	06/17/10	200,000	199,936
					599,921
COMMERCIAL PAPER (1.7%)
General Electric Co.	A-1+	0.14	04/15/10	800,000	799,956
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,399,882) 2.9%					1,399,877

TEMPORARY CASH INVESTMENTS (4) (Cost: $522,100) 1.1%					522,100

TOTAL INVESTMENTS (Cost: $47,190,856) 99.9%					48,173,787

OTHER NET ASSETS 0.1%					44,764

NET ASSETS 100.0%					$48,218,551

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.2%)
99 Cents Only Stores*	2,334	38,044
Aaron’s, Inc.	2,781	92,719
Advance Auto Parts, Inc.	4,726	198,114
Aeropostale, Inc.*	5,077	146,370
American Eagle Outfitters, Inc.	10,645	197,145
American Greetings Corp. Cl A	2,023	42,159
AnnTaylor Stores Corp.*	3,008	62,266
Bally Technologies, Inc.*	2,829	114,688
Barnes & Noble, Inc.	2,029	43,867
Bob Evans Farms, Inc.	1,561	48,251
BorgWarner, Inc.	5,990	228,698
Boyd Gaming Corp.*	2,824	27,901
Brink’s Home Security Hldgs., Inc.*	2,346	99,822
Brinker International, Inc.	5,249	101,201
Burger King Hldgs., Inc.	4,712	100,177
Career Education Corp.*	3,489	110,392
CarMax, Inc.*	11,418	286,820
Cheesecake Factory, Inc.*	3,093	83,697
Chico’s FAS, Inc.*	9,118	131,482
Chipotle Mexican Grill, Inc. Cl A*	1,616	182,075
Coldwater Creek, Inc.*	2,970	20,612
Collective Brands, Inc.*	3,284	74,678
Corinthian Colleges, Inc.*	4,494	79,049
Dick’s Sporting Goods, Inc.*	4,579	119,558
Dollar Tree, Inc.*	4,522	267,793
DreamWorks Animation SKG Cl A*	3,879	152,794
Foot Locker, Inc.	8,018	120,591
Fossil, Inc.*	2,470	93,218
Gentex Corp.	7,118	138,232
Guess?, Inc.	2,981	140,047
Hanesbrands, Inc.*	4,887	135,956
Harte-Hanks, Inc.	1,954	25,128
International Speedway Corp. Cl A	1,564	40,304
ITT Educational Svcs., Inc.*	1,525	171,532
J. Crew Group, Inc.*	2,866	131,549
KB Home	3,790	63,483
Lamar Advertising Co. Cl A*	2,732	93,844
Life Time Fitness, Inc.*	2,121	59,600
LKQ Corp.*	7,244	147,053
Matthews International Corp. Cl A	1,555	55,203
MDC Hldgs., Inc.	1,929	66,763
Mohawk Industries, Inc.*	2,876	156,397
Netflix, Inc.*	2,166	159,721
NVR, Inc.*	313	227,395

Panera Bread Co. Cl A*	1,630	124,679
PetSmart, Inc.	6,330	202,307
Phillips-Van Heusen Corp.	2,650	152,004
Regis Corp.	2,926	54,658
Rent-A-Center, Inc.*	3,366	79,606
Ryland Group, Inc.	2,246	50,400
Saks, Inc.*	8,175	70,305
Scholastic Corp.	1,306	36,568
Scientific Games Corp. Cl A*	3,327	46,844
Service Corp. International	13,015	119,478
Sotheby’s	3,450	107,261
Strayer Education, Inc.	715	174,117
The Warnaco Group, Inc.*	2,340	111,641
Thor Industries, Inc.	1,817	54,892
Timberland Co.*	2,235	47,695
Toll Brothers, Inc.*	7,190	149,552
Tupperware Brands Corp.	3,231	155,799
Under Armour, Inc. Cl A*	1,932	56,820
Wendy’s/Arby’s Group, Inc.	17,736	88,680
Wiley (John) & Sons, Inc. Cl A	2,194	94,956
Williams-Sonoma, Inc.	5,439	142,991
WMS Industries, Inc.*	2,693	112,944
		7,310,585
CONSUMER STAPLES (3.8%)
Alberto-Culver Co.	4,385	114,668
BJ’s Wholesale Club, Inc.*	2,852	105,495
Church & Dwight Co., Inc.	3,619	242,292
Corn Products Int’l., Inc.	3,847	133,337
Energizer Hldgs., Inc.*	3,577	224,493
Flowers Foods, Inc.	3,947	97,649
Green Mountain Coffee Roasters, Inc.*	1,791	173,405
Hansen Natural Corp.*	3,613	156,732
Lancaster Colony Corp.	997	58,783
NBTY, Inc.*	3,239	155,407
Ralcorp Hldgs., Inc.*	2,804	190,055
Ruddick Corp.	2,097	66,349
Smithfield Foods, Inc.*	7,242	150,199
Tootsie Roll Industries, Inc.	1,345	36,355
Universal Corp.	1,254	66,073
		1,971,292
ENERGY (5.7%)
Arch Coal, Inc.	8,324	190,203
Atwood Oceanics, Inc.*	2,903	100,531
Bill Barrett Corp.*	1,981	60,837
Cimarex Energy Co.	4,295	255,037
Comstock Resources, Inc.*	2,413	76,733
Exterran Hldgs., Inc.*	3,202	77,392
Forest Oil Corp.*	5,760	148,723

Frontier Oil Corp.	5,363	72,401
Helix Energy Solutions Group*	4,703	61,280
Mariner Energy, Inc.*	5,214	78,054
Newfield Exploration Co.*	6,807	354,304
Oceaneering Int’l., Inc.*	2,813	178,597
Overseas Shipholding Group, Inc.	1,355	53,157
Patriot Coal Corp.*	3,864	79,057
Patterson-UTI Energy, Inc.	7,867	109,902
Plains Exploration & Production Co.*	7,142	214,189
Pride International, Inc.*	8,995	270,839
Quicksilver Resources, Inc.*	6,065	85,335
Southern Union Co.	6,374	161,708
Superior Energy Services, Inc.*	4,023	84,563
Tidewater, Inc.	2,649	125,218
Unit Corp.*	2,072	87,604
		2,925,664
FINANCIALS (19.8%)
Affiliated Managers Group, Inc.*	2,170	171,430
Alexandria Real Estate Equities, Inc.	2,269	153,384
AMB Property Corp.	7,644	208,223
American Financial Group, Inc.	3,906	111,126
AmeriCredit Corp.*	4,938	117,327
Apollo Investment Corp.	9,028	114,926
Associated Banc-Corp.	8,849	122,116
Astoria Financial Corp.	4,213	61,089
BancorpSouth, Inc.	3,755	78,705
Bank of Hawaii Corp.	2,459	110,532
Berkley (W.R.) Corp.	6,576	171,568
BRE Properties, Inc.	2,827	101,065
Brown & Brown, Inc.	6,044	108,308
Camden Property Trust	3,287	136,838
Cathay General Bancorp	4,021	46,845
City National Corp.	2,219	119,759
Commerce Bancshares, Inc.	3,739	153,822
Corporate Office Pptys. Trust	2,991	120,029
Cousins Properties, Inc.	5,203	43,237
Cullen/Frost Bankers, Inc.	3,076	171,641
Duke Realty Corp.	11,488	142,451
Eaton Vance Corp.	6,021	201,944
Equity One, Inc.	1,683	31,792
Essex Property Trust, Inc.	1,491	134,115
Everest Re Group Ltd.	3,039	245,946
Federal Realty Investment Trust	3,138	228,478
Fidelity Nat’l. Financial, Inc. Cl A	11,804	174,935
First American Corp.	5,302	179,420
First Niagara Financial Group, Inc.	9,658	137,337
FirstMerit Corp.	4,456	96,116
Fulton Financial Corp.	9,040	92,118

Gallagher (Arthur J.) & Co.	5,250	128,888
Greenhill & Co., Inc.	1,050	86,195
Hanover Insurance Group, Inc.	2,563	111,772
HCC Insurance Hldgs., Inc.	5,871	162,040
Highwoods Properties, Inc.	3,656	116,005
Horace Mann Educators Corp.	2,009	30,256
Hospitality Properties Trust	6,321	151,388
International Bancshares Corp.	2,651	60,946
Jefferies Group, Inc.*	6,239	147,677
Jones Lang LaSalle, Inc.	2,148	156,568
Liberty Property Trust	5,777	196,071
Mack-Cali Realty Corp.	4,057	143,009
Mercury General Corp.	1,824	79,745
MSCI, Inc. Cl A*	5,379	194,182
Nationwide Health Pptys., Inc.	6,016	211,462
New York Community Bancorp, Inc.	22,195	367,105
NewAlliance Bancshares, Inc.	5,433	68,564
Old Republic Int’l. Corp.	12,331	156,357
OMEGA Healthcare Investors, Inc.	4,546	88,602
PacWest Bancorp	1,525	34,801
Potlatch Corp.	2,040	71,482
Prosperity Bancshares, Inc.*	2,384	97,744
Protective Life Corp.	4,384	96,404
Raymond James Financial, Inc.	5,081	135,866
Rayonier, Inc.	4,094	185,990
Realty Income Corp.	5,348	164,130
Regency Centers Corp.	4,178	156,550
Reinsurance Grp. of America, Inc.	3,739	196,372
SEI Investments Co.	6,613	145,288
Senior Housing Pptys. Trust	6,526	144,551
SL Green Realty Corp	3,987	228,335
StanCorp Financial Group, Inc.	2,420	115,265
SVB Financial Group*	2,118	98,826
Synovus Financial Corp.	25,096	82,566
TCF Financial Corp.	6,318	100,709
The Macerich Co.	5,013	192,048
Transatlantic Hldgs., Inc.*	3,298	174,134
Trustmark Corp.	2,904	70,945
UDR, Inc.	7,965	140,503
Unitrin, Inc.	2,555	71,668
Valley National Bancorp	7,846	120,593
Waddell & Reed Financial, Inc. Cl A	4,372	157,567
Washington Federal, Inc.	5,761	117,064
Webster Financial Corp.	3,414	59,711
Weingarten Realty Investors	5,353	115,411
Westamerica Bancorporation	1,496	86,244
Wilmington Trust Corp.	4,525	74,979
		10,179,200

HEALTH CARE (12.3%)
Affymetrix, Inc.*	3,632	26,659
Beckman Coulter, Inc.	3,579	224,761
Bio-Rad Laboratories, Inc. Cl A*	986	102,071
Cerner Corp.*	3,482	296,179
Charles River Laboratories Int’l., Inc.*	3,375	132,671
Community Health Systems, Inc.*	4,770	176,156
Covance, Inc.*	3,288	201,850
Edwards Lifesciences Corp.*	2,897	286,455
Endo Pharmaceuticals Hldgs., Inc.*	6,009	142,353
Gen-Probe, Inc.*	2,514	125,700
Health Management Associates, Inc. Cl A*	12,801	110,089
Health Net, Inc.*	5,133	127,658
Hill-Rom Hldgs., Inc.	3,221	87,643
Hologic, Inc.*	13,241	245,488
IDEXX Laboratories, Inc.*	2,974	171,154
Immucor, Inc.*	3,579	80,134
Kindred Healthcare, Inc.*	2,003	36,154
Kinetic Concepts, Inc.*	3,179	151,988
LifePoint Hospitals, Inc.*	2,810	103,352
Lincare Hldgs., Inc.*	3,366	151,066
Masimo Corp.*	2,673	70,968
Medicis Pharmaceutical Corp. Cl A	2,971	74,750
Mettler-Toledo Int’l., Inc.*	1,730	188,916
Omnicare, Inc.	6,162	174,323
OSI Pharmaceuticals, Inc.*	2,987	177,876
Owens & Minor, Inc.	2,149	99,692
Perrigo Co.	4,121	241,985
Pharmaceutical Product Development, Inc.	6,070	144,163
Psychiatric Solutions, Inc.*	2,882	85,884
ResMed, Inc.*	3,850	245,053
Schein (Henry), Inc.*	4,646	273,649
Steris Corp.	3,029	101,956
Techne Corp.	1,911	121,712
Teleflex, Inc.	2,037	130,511
Thoratec Corp.*	2,923	97,774
United Therapeutics Corp.*	2,462	136,222
Universal Health Svcs., Inc. Cl B	4,968	174,327
Valeant Pharmaceuticals Int’l.*	3,317	142,332
Varian, Inc.*	1,480	76,634
VCA Antech, Inc.*	4,379	122,743
Vertex Pharmaceuticals, Inc.*	10,276	419,975
WellCare Health Plans, Inc.*	2,169	64,636
		6,345,662
INDUSTRIALS (14.1%)
Aecom Technology Corp.*	5,839	165,652
AGCO Corp.*	4,736	169,880
AirTran Hldgs., Inc.*	6,903	35,067

Alaska Air Group, Inc.*	1,826	75,286
Alexander & Baldwin, Inc.	2,102	69,471
Alliant TechSystems, Inc.*	1,691	137,478
AMETEK, Inc.	5,528	229,191
BE Aerospace, Inc.*	5,236	159,436
Bucyrus International, Inc.	4,143	273,397
Carlisle Cos., Inc.	3,083	117,462
Clean Harbors, Inc.*	1,170	65,005
Con-way, Inc.	2,534	88,994
Copart, Inc.*	3,449	122,784
Corporate Executive Board Co.	1,749	46,506
Corrections Corp. of America*	5,941	117,988
Crane Co.	2,400	85,200
Deluxe Corp.	2,625	50,978
Donaldson Co., Inc.	3,957	178,540
Federal Signal Corp.	2,495	22,480
FTI Consulting, Inc.*	2,381	93,621
GATX Corp.	2,361	67,643
Graco, Inc.	3,078	98,496
Granite Construction, Inc.	1,721	52,009
Harsco Corp.	4,114	131,401
HNI Corp.	2,310	61,515
Hubbell, Inc. Cl B	3,061	154,366
Hunt (J.B.) Transport Svcs., Inc.	4,499	161,424
IDEX Corp.	4,149	137,332
JetBlue Airways Corp*	10,624	59,282
Joy Global, Inc.	5,273	298,452
Kansas City Southern*	4,945	178,861
KBR, Inc.	8,221	182,177
Kennametal, Inc.	4,177	117,457
Kirby Corp.*	2,757	105,180
Korn/Ferry International*	2,345	41,389
Landstar System, Inc.	2,574	108,057
Lennox International, Inc.	2,509	111,199
Lincoln Electric Hldgs., Inc.	2,184	118,657
Manpower, Inc.	4,030	230,194
Miller (Herman), Inc.	2,865	51,742
Mine Safety Appliances Co.	1,548	43,282
MSC Industrial Direct Co., Inc. Cl A	2,267	114,982
Navigant Consulting, Inc.*	2,561	31,065
Nordson Corp.	1,728	117,366
Oshkosh Corp.	4,586	184,999
Pentair, Inc.	5,038	179,454
Regal-Beloit Corp.	1,919	114,008
Rollins, Inc.	2,240	48,563
Shaw Group, Inc.*	4,283	147,421
SPX Corp.	2,552	169,249
Terex Corp.*	5,548	125,995

The Brink’s Co.	2,452	69,220
Thomas & Betts Corp.*	2,695	105,752
Timken Co.	4,071	122,171
Towers Watson & Co. Cl A*	2,186	103,835
Trinity Industries, Inc.	4,057	80,978
United Rentals, Inc.*	3,082	28,909
URS Corp.*	4,303	213,472
Valmont Industries, Inc.	1,023	84,735
Wabtec Corp.	2,439	102,731
Waste Connections, Inc.*	4,030	136,859
Werner Enterprises, Inc.	2,251	52,156
Woodward Governor Co.	2,909	93,030
		7,241,481
INFORMATION TECHNOLOGY (14.4%)
3Com Corp.*	20,092	154,507
ACI Worldwide, Inc.*	1,742	35,903
Acxiom Corp.*	4,055	72,747
ADC Telecommunications, Inc.*	4,968	36,316
Adtran, Inc.	2,865	75,493
Advent Software, Inc.*	802	35,890
Alliance Data Systems Corp.*	2,692	172,261
ANSYS, Inc.*	4,603	198,573
AOL, Inc.*	5,458	137,978
Arrow Electronics, Inc.*	6,139	184,968
Atmel Corp.*	23,345	117,425
Avnet, Inc.*	7,773	233,190
Broadridge Financial Solutions, Inc.	6,904	147,608
Cadence Design Systems, Inc.*	13,770	91,708
Ciena Corp.*	4,742	72,268
CommScope, Inc.*	4,829	135,309
Convergys Corp.*	6,310	77,361
Cree, Inc.*	5,439	381,926
Diebold, Inc.	3,398	107,920
Digital River, Inc.*	1,980	59,994
DST Systems, Inc.*	1,977	81,947
Equinix, Inc.*	2,017	196,335
F5 Networks, Inc.*	4,073	250,530
FactSet Research Systems, Inc.	2,148	157,599
Fair Isaac Corp.	2,382	60,360
Fairchild Semiconductor Int’l., Inc.*	6,369	67,830
Gartner, Inc.*	3,096	68,855
Global Payments, Inc.	4,175	190,171
Henry (Jack) & Associates, Inc.	4,329	104,156
Hewitt Associates, Inc. Cl A*	4,286	170,497
Informatica Corp.*	4,637	124,550
Ingram Micro, Inc. Cl A*	8,382	147,104
Integrated Device Technology, Inc.*	8,492	52,056
International Rectifier Corp.*	3,641	83,379

Intersil Corp. Cl A	6,302	93,018
Itron, Inc.*	2,057	149,276
Lam Research Corp.*	6,553	244,558
Lender Processing Svcs., Inc.	4,891	184,635
ManTech International Corp. Cl A*	1,140	55,666
Mentor Graphics Corp.*	5,036	40,389
MICROS Systems, Inc.*	4,081	134,183
National Instruments Corp.	2,930	97,716
NCR Corp.*	8,156	112,553
NeuStar, Inc. Cl A*	3,815	96,138
Palm, Inc.*	8,587	32,287
Parametric Technology Corp.*	6,002	108,336
Plantronics, Inc.	2,472	77,324
Polycom, Inc.*	4,311	131,830
Quest Software, Inc.*	3,207	57,053
RF Micro Devices, Inc.*	13,751	68,480
Rovi Corp.*	5,338	198,200
Semtech Corp.*	3,159	55,061
Silicon Laboratories, Inc.*	2,353	112,168
Solera Hldgs., Inc.	3,579	138,328
SRA International, Inc. Cl A*	2,210	45,946
Sybase, Inc.*	4,220	196,736
Synopsys, Inc.*	7,507	167,932
Tech Data Corp.*	2,606	109,191
Trimble Navigation Ltd.*	6,183	177,576
ValueClick, Inc.*	4,279	43,389
Vishay Intertechnology, Inc.*	9,562	97,819
Zebra Technologies Corp. Cl A*	3,013	89,185
		7,399,687
MATERIALS (6.6%)
Albemarle Corp.	4,678	199,423
AptarGroup, Inc.	3,476	136,781
Ashland, Inc.	3,999	211,027
Cabot Corp.	3,348	101,779
Carpenter Technology Corp.	2,253	82,460
Commercial Metals Co.	5,783	87,092
Cytec Industries, Inc.	2,498	116,757
Greif, Inc. Cl A	1,761	96,714
Intrepid Potash, Inc.*	2,114	64,118
Louisiana-Pacific Corp.*	6,500	58,825
Lubrizol Corp.	3,503	321,295
Martin Marietta Materials, Inc	2,322	194,003
Minerals Technologies, Inc.	959	49,715
Olin Corp.	4,023	78,931
Packaging Corp. of America	5,278	129,892
Reliance Steel & Aluminum Co.	3,290	161,967
RPM International, Inc.	6,634	141,570
Scotts Miracle-Gro Co. Cl A	2,319	107,486

Sensient Technologies Corp.	2,522	73,289
Silgan Hldgs., Inc.	1,373	82,696
Sonoco Products Co.	5,136	158,137
Steel Dynamics, Inc.	11,083	193,620
Temple-Inland, Inc.	5,508	112,528
Terra Industries, Inc.	5,114	234,017
Valspar Corp.	5,098	150,289
Worthington Industries, Inc.	3,123	53,997
		3,398,408
TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	10,304	35,137
Syniverse Hldgs., Inc.*	3,554	69,196
Telephone & Data Systems, Inc.	4,720	159,772
tw telecom inc*	7,693	139,628
		403,733
UTILITIES (5.6%)
AGL Resources, Inc.	3,972	153,518
Alliant Energy Corp.	5,668	188,518
Aqua America, Inc.	6,981	122,656
Atmos Energy Corp.	4,767	136,193
Black Hills Corp.	1,991	60,427
Cleco Corp.	3,099	82,278
DPL, Inc.	6,136	166,838
Dynegy, Inc. Cl A*	25,846	32,566
Energen Corp.	3,676	171,044
Great Plains Energy, Inc.	6,935	128,783
Hawaiian Electric Industries, Inc.	4,716	105,874
Idacorp, Inc.	2,456	85,027
MDU Resources Group	9,625	207,708
National Fuel Gas Co.	4,155	210,035
NSTAR	5,472	193,818
NV Energy, Inc.	12,032	148,355
OGE Energy Corp.	4,972	193,610
PNM Resources, Inc.	4,440	55,633
UGI Corp.	5,577	148,014
Vectren Corp.	4,157	102,761
Westar Energy, Inc.	5,586	124,568
WGL Hldgs., Inc.	2,577	89,293
		2,907,517
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $48,823,598) 97.3%		50,083,229

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.03	04/08/10	300,000	299,998
U.S. Treasury Bill (1)	AAA	0.14	06/17/10	100,000	99,967
					399,965
COMMERCIAL PAPER (1.0%)
General Electric Co.	A-1+	0.14	04/15/10	500,000	499,973
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,941) 1.8%					899,938

TEMPORARY CASH INVESTMENTS (4) (Cost: $401,400) 0.8%					401,400

TOTAL INVESTMENTS (Cost: $50,124,939) 99.9%					51,384,567

OTHER NET ASSETS 0.1%					39,437

NET ASSETS 100.0%					$51,424,004

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
CPI Corp.*	360	4,990
Dillard’s, Inc. Cl A	2,866	67,638
Pep Boys - Manny, Moe & Jack	2,682	26,954
Rent-A-Center, Inc.*	2,514	59,456
Tupperware Brands Corp.	1,605	77,393
Wolverine World Wide, Inc.	1,638	47,764
		284,195
CONSUMER STAPLES (4.0%)
American Italian Pasta Co. Cl A*	3,414	132,702
Great Atlantic & Pacific Tea Co., Inc.*	2,680	20,556
Pantry, Inc.*	1,290	16,112
Vector Group Ltd.	1,435	22,142
		191,512
ENERGY (4.4%)
Energy XXI (Bermuda) Ltd.*	1,010	18,089
ION Geophysical Corp.*	450	2,214
MarkWest Energy Partners LP	1,733	53,116
McMoRan Exploration Co.*	6,940	101,532
Superior Well Services, Inc.*	753	10,075
T-3 Energy Services, Inc.*	924	22,693
Trico Marine Services, Inc.*	2,534	5,879
		213,598
FINANCIALS (30.7%)
AmTrust Financial Svcs., Inc.	970	13,532
Ashford Hospitality Trust, Inc.*	8,652	62,035
Aspen Insurance Hldgs. Ltd.	1,912	55,142
BancFirst Corp.	472	19,782
Bank Mutual Corp.	4,989	32,429
Bank of Marin Bancorp	260	8,601
Brookline Bancorp, Inc.	4,898	52,115
Bryn Mawr Bank Corp.	650	11,798
Chesapeake Lodging Trust*	1,030	20,054
DiamondRock Hospitality Co.	825	8,341
Dime Community Bancshares	1,650	20,840
Ellington Financial LLC†***	1,700	33,575
FBR Capital Markets Corp.*	2,970	13,514
First Interstate BancSytem, Inc.*	360	5,850
First Niagara Financial Group, Inc.	2,716	38,622
Forest City Enterprises, Inc. Cl A*	3,420	49,282
Glacier Bancorp, Inc.	2,709	41,258
Highwoods Properties, Inc.	1,636	51,910
IBERIABANK Corp.	451	27,065
iShares Russell 2000 Index Fund	1,275	86,458
iShares Russell 2000 Value Index Fund	1,360	86,822
Marlin Business Svcs. Corp.*	2,453	24,898
MB Financial, Inc.	890	20,052
Meadowbrook Insurance Group, Inc.	5,629	44,469
Medical Properties Trust, Inc.	1,207	12,649
MFA Financial, Inc.	2,116	15,574
Mid-America Apt. Communities, Inc.	604	31,281

National Retail Pptys., Inc.	1,490	34,017
NBH Hldgs. Co.†	2,038	40,760
NewAlliance Bancshares, Inc.	4,034	50,909
Northwest Bancshares, Inc.	1,776	20,850
Pennsylvania REIT	3,732	46,538
PHH Corp.*	2,040	48,083
PMA Capital Corp. Cl A*	4,190	25,727
ProAssurance Corp.*	931	54,501
S.Y. Bancorp, Inc.	1,499	34,102
SeaBright Insurance Hldgs., Inc.*	3,936	43,335
Senior Housing Pptys. Trust	2,036	45,097
Signature Bank*	763	28,269
SVB Financial Group*	520	24,263
Symetra Financial Corp.*	897	11,822
United Westen Bancorp, Inc.	7,588	11,610
Westamerica Bancorporation	961	55,402
Westfield Financial, Inc.	2,604	23,931
		1,487,164
HEALTH CARE (4.4%)
Abiomed, Inc.*	660	6,818
Allied Healthcare Int’l., Inc.*	5,441	14,800
Alphatec Hldgs., Inc.*	6,453	41,106
American Medical Systems Hldgs., Inc.*	1,277	23,727
Conceptus, Inc.*	2,140	42,714
Enzon Pharmaceuticals, Inc.*	8,205	83,527
		212,692
INDUSTRIALS (15.4%)
Actuant Corp. Cl A	2,580	50,439
Administaff, Inc.	330	7,042
Aircastle Ltd.	3,472	32,880
Alaska Air Group, Inc.*	2,206	90,953
Ameron International Corp.	180	11,320
AZZ, Inc.*	1,031	34,899
Cornell Cos., Inc.*	1,182	21,642
CRA International, Inc.*	388	8,893
Encore Wire Corp.	2,040	42,432
Genesee & Wyoming, Inc. Cl A*	1,433	48,894
Kaydon Corp.	1,570	59,032
Miller Industries, Inc.*	3,550	44,127
Mueller Industries, Inc.	3,554	95,212
Old Dominion Freight Line, Inc.*	1,637	54,659
Orion Marine Group, Inc.*	3,080	55,594
SFN Group, Inc.*	3,700	29,637
Tutor Perini Corp.*	2,610	56,768
		744,423
INFORMATION TECHNOLOGY (9.2%)
Advanced Energy Industries, Inc.*	1,240	20,534
Anixter International, Inc.*	645	30,218
Cirrus Logic, Inc.*	2,950	24,751
Coherent, Inc.*	1,180	37,713
DemandTec, Inc.*	1,811	12,586
Fairchild Semiconductor Int’l., Inc.*	1,610	17,147
Global Cash Access Hldgs., Inc.*	4,827	39,437
Microsemi Corp.*	1,600	27,744

MKS Instruments, Inc.*	1,565	30,658
Parametric Technology Corp.*	1,740	31,407
Plexus Corp.*	770	27,743
Semtech Corp.*	2,354	41,030
Sybase, Inc.*	761	35,478
TIBCO Software, Inc.*	4,108	44,325
Websense, Inc.*	1,040	23,681
		444,452
MATERIALS (11.0%)
Commercial Metals Co.	3,310	49,849
Crown Hldgs., Inc.*	5,126	138,193
Cytec Industries, Inc.	1,296	60,575
Kaiser Aluminum Corp.	1,280	49,370
Silgan Hldgs., Inc.	1,420	85,527
Taseko Mines Ltd.*	14,652	75,897
US Gold Corp.*	3,545	9,572
Vista Gold Corp.*	846	1,700
Walter Energy, Inc.	670	61,821
		532,504
TELECOMMUNICATION SERVICES (2.5%)
Consolidated Comms. Hldgs., Inc.	2,459	46,623
Iowa Telecommunications Svcs., Inc.	1,899	31,713
Syniverse Hldgs., Inc.*	2,251	43,827
		122,163
UTILITIES (5.0%)
Avista Corp.	2,520	52,189
Black Hills Corp.	780	23,673
Idacorp, Inc.	1,140	39,467
Northwest Natural Gas Co.	843	39,284
PNM Resources, Inc.	2,848	35,685
Unisource Energy Corp.	1,680	52,819
		243,117
TOTAL COMMON STOCKS (Cost: $3,854,169) 92.5%		4,475,820

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	89	15,130
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.3%		15,130

TEMPORARY CASH INVESTMENTS (5) (Cost: $350,000) 7.2%		350,000

TOTAL INVESTMENTS (Cost: $4,213,069) 100.0%		4,840,950

OTHER NET ASSETS 0.0% (2)		879

NET ASSETS 100.0%		$4,841,829

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.9%)
California Pizza Kitchen, Inc.*	3,146	52,821
Carter’s, Inc.*	1,125	33,919
Deckers Outdoor Corp.*	294	40,572
G-III Apparel Group Ltd.*	1,734	47,789
Grand Canyon Education, Inc.*	1,800	47,052
Gymboree Corp.*	932	48,119
OfficeMax, Inc.*	5,477	89,932
P.F. Chang’s China Bistro, Inc.*	797	35,172
Shutterfly, Inc.*	1,686	40,616
Smith & Wesson Hldg. Corp.*	5,372	20,306
Sonic Corp.*	2,768	30,586
Sotheby’s	675	20,986
Tupperware Brands Corp.	1,221	58,877
WMS Industries, Inc.*	471	19,754
		586,501
CONSUMER STAPLES (1.7%)
Darling International, Inc.*	1,755	15,725
Pantry, Inc.*	2,925	36,533
Vector Group Ltd.	1,209	18,655
		70,913
ENERGY (6.9%)
Brigham Exploration Co.*	6,099	97,277
Carrizo Oil and Gas, Inc.*	1,200	27,540
Energy XXI (Bermuda) Ltd.*	430	7,701
MarkWest Energy Partners LP	850	26,053
McMoRan Exploration Co.*	7,082	103,605
T-3 Energy Services, Inc.*	1,176	28,883
		291,059
FINANCIALS (4.1%)
First Financial Bancorp.	1,572	27,966
PS Business Parks, Inc.	474	25,312
S.Y. Bancorp, Inc.	967	21,999
Senior Housing Pptys. Trust	1,367	30,279
Signature Bank*	876	32,456
Stifel Financial Corp.*	626	33,648
		171,660
HEALTH CARE (22.1%)
Abiomed, Inc.*	4,128	42,642
Acorda Therapeutics, Inc.*	945	32,319
Almost Family, Inc.*	901	33,959
Alnylam Pharmaceuticals, Inc.*	526	8,953
Alphatec Hldgs., Inc.*	6,367	40,558
Auxilium Pharmaceuticals, Inc.*	607	18,914
Conceptus, Inc.*	1,152	22,994
Cyberonics, Inc.*	1,450	27,782
Emergent Biosolutions, Inc.*	1,337	22,448
Enzon Pharmaceuticals, Inc.*	5,970	60,775
ev3, Inc.*	1,938	30,737
Exelixis, Inc.*	4,607	27,964
Genoptix, Inc.*	1,066	37,832
Geron Corp.*	1,720	9,770
HMS Hldgs. Corp.*	776	39,568

Human Genome Sciences, Inc.*	1,539	46,478
Inspire Pharmaceuticals, Inc.*	2,730	17,035
Magellan Health Svcs., Inc.*	1,556	67,655
MAP Pharmaceuticals, Inc.*	500	7,945
MedAssets, Inc.*	1,692	35,532
Neogen Corp.*	1,688	42,369
NuVasive, Inc.*	925	41,810
Omnicell, Inc.*	2,345	32,900
Onyx Pharmaceuticals, Inc.*	850	25,738
Optimer Pharmaceuticals, Inc.*	886	10,880
Regeneron Pharmaceuticals, Inc.*	549	14,543
Salix Pharmaceuticals Ltd.*	1,150	42,838
Seattle Genetics, Inc.*	2,061	24,608
Steris Corp.	1,476	49,682
SXC Health Solutions Corp.*	245	16,484
		933,712
INDUSTRIALS (11.3%)
ACCO Brands Corp.*	2,993	22,926
Astec Industries, Inc.*	972	28,149
AZZ, Inc.*	707	23,932
Belden, Inc.	703	19,304
Genesee & Wyoming, Inc. Cl A*	951	32,448
Graham Corp.	1,871	33,659
Hub Group, Inc. Cl A*	956	26,749
JetBlue Airways Corp*	2,333	13,018
Old Dominion Freight Line, Inc.*	961	32,088
Powell Industries, Inc.*	650	21,145
RBC Bearings, Inc.*	929	29,607
Robbins & Myers, Inc.	1,559	37,135
SFN Group, Inc.*	2,965	23,750
Stanley, Inc.*	813	23,000
Sun Hydraulics Corp.	1,393	36,190
Teledyne Technologies, Inc.*	989	40,816
Tutor Perini Corp.*	1,625	35,344
		479,260
INFORMATION TECHNOLOGY (28.4%)
Adtran, Inc.	1,350	35,573
Advanced Energy Industries, Inc.*	1,675	27,738
Ariba, Inc.*	1,632	20,971
Brooks Automation, Inc.*	3,075	27,122
Ceragon Networks Ltd.*	2,587	28,250
Commvault Systems, Inc.*	905	19,322
comScore, Inc.*	1,587	26,487
CyberSource Corp.*	1,306	23,038
DemandTec, Inc.*	3,837	26,667
FormFactor, Inc.*	1,222	21,703
Forrester Research, Inc.*	1,408	42,339
Global Cash Access Hldgs., Inc.*	5,552	45,360
Harmonic, Inc.*	3,200	20,192
iGATE Corp.	400	3,892
Informatica Corp.*	1,494	40,129
Intevac, Inc.*	2,413	33,348
Lawson Software, Inc.*	2,913	19,255
LogMeIn, Inc.*	1,656	34,263

Microsemi Corp.*	1,857	32,200
MKS Instruments, Inc.*	1,400	27,426
Monolithic Power Systems, Inc.*	1,246	27,786
Monotype Imaging Hldgs., Inc.*	2,243	21,824
Parametric Technology Corp.*	3,053	55,107
Plexus Corp.*	1,529	55,090
Polycom, Inc.*	750	22,935
Rackspace Hosting, Inc.*	1,075	20,135
RightNow Technologies, Inc.*	850	15,181
Riverbed Technology, Inc.*	1,196	33,966
Rogers Corp.*	775	22,483
Sapient Corp.*	2,000	18,280
SAVVIS, Inc.*	1,225	20,213
ScanSource, Inc.*	705	20,290
Semtech Corp.*	1,844	32,141
Solera Hldgs., Inc.	810	31,307
Sourcefire, Inc.*	1,326	30,432
SuccessFactors, Inc.*	1,200	22,848
Super Micro Computer, Inc.*	2,723	47,053
Synaptics, Inc.*	642	17,726
TIBCO Software, Inc.*	2,056	22,184
TNS, Inc.*	955	21,297
Virtusa Corp.*	2,091	21,558
Websense, Inc.*	1,625	37,001
Xyratex Ltd.*	1,675	28,358
		1,200,470
MATERIALS (3.7%)
Allied Nevada Gold Corp.*	1,450	24,027
Innophos Hldgs., Inc.	1,448	40,399
Silgan Hldgs., Inc.	437	26,321
US Gold Corp.*	11,964	32,303
Zep, Inc.	1,494	32,689
		155,739
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	2,239	42,451
Syniverse Hldgs., Inc.*	1,947	37,908
		80,359
UTILITIES (0.6%)
Avista Corp.	1,227	25,411

TOTAL COMMON STOCKS (Cost: $3,213,184) 94.6%		3,995,084

TEMPORARY CASH INVESTMENTS (5) (Cost: $250,000) 5.9%		250,000

TOTAL INVESTMENTS (Cost: $3,463,184) 100.5%		4,245,084

OTHER NET ASSETS -0.5%		(22,176)

NET ASSETS 100.0%		$4,222,908

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.0%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,618,438
U.S. Treasury Note	AAA	1.00	12/31/11	1,500,000	1,502,988
U.S. Treasury Note	AAA	1.38	09/15/12	3,700,000	3,708,091
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,498,008
U.S. Treasury Note	AAA	3.13	05/15/19	1,000,000	952,422
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,265,723
U.S. Treasury Note	AAA	3.25	07/31/16	1,250,000	1,262,989
U.S. Treasury Note	AAA	3.63	02/15/20	550,000	540,633
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,982,035
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,121,873
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,814,615
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,817,238
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	249,893
					19,334,946
U.S. GOVERNMENT AGENCIES (34.9%)
MORTGAGE-BACKED OBLIGATIONS (34.9%)
FHARM	AAA	1.04	04/01/37	149,287	157,599
FHARM	AAA	4.64	09/01/39	315,188	328,335
FHARM	AAA	5.23	04/01/37	157,653	165,947
FHARM	AAA	5.25	02/01/36	249,474	262,650
FHARM	AAA	5.43	05/01/37	330,701	350,268
FHARM	AAA	5.79	03/01/37	224,204	238,232
FHLMC	AAA	4.00	02/01/25	325,000	330,290
FHLMC	AAA	4.50	03/01/34	436,808	442,118
FHLMC	AAA	4.50	08/01/34	358,694	362,382
FHLMC	AAA	5.00	02/01/26	161,526	168,338
FHLMC	AAA	5.50	03/01/21	154,671	166,751
FHLMC	AAA	5.50	08/15/33	234,757	249,154
FHLMC	AAA	6.00	07/15/29	165,406	178,889
FHLMC	AAA	6.00	03/15/32	188,185	203,799
FNMA	AAA	4.00	05/01/19	212,377	220,048
FNMA	AAA	4.50	05/01/18	117,195	123,385
FNMA	AAA	4.50	05/01/19	141,222	148,461
FNMA	AAA	4.50	08/01/33	337,541	341,855
FNMA	AAA	4.50	08/01/33	269,361	271,626
FNMA	AAA	4.50	05/01/34	118,987	120,285
FNMA	AAA	4.50	06/01/34	251,034	253,772
FNMA	AAA	4.50	12/01/35	290,224	293,027
FNMA	AAA	5.00	04/01/18	187,421	200,008
FNMA	AAA	5.00	09/01/18	102,350	109,223
FNMA	AAA	5.00	10/01/20	216,103	229,941
FNMA	AAA	5.00	06/01/33	508,553	527,665
FNMA	AAA	5.00	09/01/33	160,033	166,048
FNMA	AAA	5.00	11/01/33	442,636	459,270
FNMA	AAA	5.00	11/01/33	424,755	440,718
FNMA	AAA	5.00	03/01/34	112,764	117,002
FNMA	AAA	5.00	04/01/34	130,383	135,079
FNMA	AAA	5.00	04/01/34	78,687	81,521
FNMA	AAA	5.00	04/01/35	262,320	271,358
FNMA	AAA	5.00	06/01/35	162,599	168,202
FNMA	AAA	5.00	09/01/35	307,076	317,656

FNMA	AAA	5.00	10/01/36	323,886	335,046
FNMA	AAA	5.00	05/01/39	427,890	445,765
FNMA	AAA	5.50	04/01/17	10,827	11,674
FNMA	AAA	5.50	05/01/17	9,345	10,076
FNMA	AAA	5.50	06/01/17	6,453	6,957
FNMA	AAA	5.50	09/01/19	71,684	77,383
FNMA	AAA	5.50	08/01/25	206,022	218,620
FNMA	AAA	5.50	01/01/27	131,341	139,257
FNMA	AAA	5.50	07/01/33	206,611	219,269
FNMA	AAA	5.50	09/01/33	130,013	137,979
FNMA	AAA	5.50	10/01/33	331,886	352,219
FNMA	AAA	5.50	03/01/34	115,468	122,542
FNMA	AAA	5.50	03/01/34	66,478	70,550
FNMA	AAA	5.50	07/01/34	132,873	140,722
FNMA	AAA	5.50	09/01/34	591,785	626,746
FNMA	AAA	5.50	09/01/34	144,548	153,087
FNMA	AAA	5.50	10/01/34	108,526	114,937
FNMA	AAA	5.50	02/01/35	159,074	168,472
FNMA	AAA	5.50	02/01/35	146,353	154,725
FNMA	AAA	5.50	04/01/35	235,151	248,603
FNMA	AAA	5.50	08/01/35	247,228	261,370
FNMA	AAA	5.50	11/01/35	262,278	277,281
FNMA	AAA	5.50	06/01/37	340,129	358,875
FNMA	AAA	5.50	11/01/38	199,295	209,014
FNMA	AAA	5.50	06/01/48	190,303	198,810
FNMA	AAA	6.00	04/01/23	160,778	174,671
FNMA	AAA	6.00	01/01/25	295,430	318,677
FNMA	AAA	6.00	03/01/28	214,793	229,221
FNMA	AAA	6.00	03/01/32	10,854	11,812
FNMA	AAA	6.00	04/01/32	30,688	33,340
FNMA	AAA	6.00	04/01/32	15,163	16,473
FNMA	AAA	6.00	05/01/32	29,955	32,544
FNMA	AAA	6.00	05/01/33	253,709	275,318
FNMA	AAA	6.00	09/01/34	219,492	236,814
FNMA	AAA	6.00	10/01/34	318,021	343,119
FNMA	AAA	6.00	11/01/34	161,184	173,905
FNMA	AAA	6.00	12/01/36	240,136	256,312
FNMA	AAA	6.00	01/01/37	210,006	224,151
FNMA	AAA	6.00	05/01/37	231,134	244,103
FNMA	AAA	6.00	07/01/37	209,158	222,528
FNMA	AAA	6.00	08/01/37	340,426	362,187
FNMA	AAA	6.00	12/01/37	114,485	121,804
FNMA	AAA	6.00	10/25/44	176,199	189,799
FNMA	AAA	6.00	02/25/47	138,634	149,334
FNMA	AAA	6.00	12/25/49	237,726	256,076
FNMA	AAA	6.50	09/01/16	6,104	6,610
FNMA	AAA	6.50	03/01/17	13,761	14,911
FNMA	AAA	6.50	05/01/17	6,366	6,897
FNMA	AAA	6.50	06/01/17	49,440	53,568
FNMA	AAA	6.50	04/01/32	9,635	10,645
FNMA	AAA	6.50	05/01/32	32,389	35,785
FNMA	AAA	6.50	05/01/32	31,454	34,752
FNMA	AAA	6.50	07/01/32	45,131	49,864
FNMA	AAA	6.50	07/01/34	148,937	163,623

FNMA	AAA	6.50	09/01/34	89,270	98,073
FNMA	AAA	6.50	09/01/36	193,121	208,061
FNMA	AAA	6.50	05/01/37	173,818	188,622
FNMA	AAA	6.50	09/01/37	306,538	332,646
FNMA	AAA	6.50	05/01/38	199,547	216,501
FNMA	AAA	7.00	09/01/31	11,475	12,891
FNMA	AAA	7.00	11/01/31	7,520	8,448
FNMA	AAA	7.00	04/01/32	31,737	35,667
FNMA	AAA	7.00	01/25/44	330,349	366,687
FNMA	AAA	7.50	06/01/31	5,602	6,343
FNMA	AAA	7.50	02/01/32	17,527	19,854
FNMA	AAA	7.50	04/01/32	7,674	8,696
FNMA	AAA	7.50	06/01/32	9,284	10,521
FNMA	AAA	8.00	03/01/31	5,607	6,499
FNMA	AAA	8.00	04/01/32	8,632	10,006
FNMA	AAA	8.00	04/01/32	1,599	1,854
GNMA (6)	AAA	5.00	11/15/39	348,379	362,918
GNMA (6)	AAA	6.27	10/16/27	1,437,726	1,532,204
GNMA (6)	AAA	6.50	04/15/31	2,993	3,291
GNMA (6)	AAA	6.50	10/15/31	14,653	16,111
GNMA (6)	AAA	6.50	12/15/31	4,416	4,855
GNMA (6)	AAA	6.50	05/15/32	4,705	5,147
GNMA (6)	AAA	7.00	05/15/31	10,214	11,479
GNMA (6)	AAA	7.00	09/15/31	3,737	4,199
GNMA (6)	AAA	7.00	09/15/31	717	806
GNMA (6)	AAA	7.00	05/15/32	1,862	2,094
GNMA (6)	AAA	7.00	10/20/38	48,545	52,256
Vendee Mortgage Trust (6)	AAA	5.25	01/15/32	355,525	374,829
					21,811,282
CORPORATE DEBT (33.0%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	279,819
Black & Decker Corp.	A	4.75	11/01/14	250,000	258,175
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	223,032
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	207,832
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	270,150
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	265,738
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	543,574
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	263,484
Scholastic Corp.	BB-	5.00	04/15/13	250,000	243,125
Wendy’s International, Inc.	B-	6.25	11/15/11	200,000	208,500
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	266,733
					3,030,162
CONSUMER STAPLES (2.1%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	275,654
Hershey Co.	A	4.85	08/15/15	250,000	263,944
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	270,496
Kroger Co.	BBB	4.95	01/15/15	250,000	265,123
Sara Lee Corp.	BBB	6.25	09/15/11	250,000	265,647
					1,340,864
ENERGY (4.3%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	268,091
Enbridge, Inc.	A-	5.80	06/15/14	150,000	165,301

Knight, Inc.	BB	5.15	03/01/15	250,000	245,625
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	252,061
Noble Corp.	A-	7.50	03/15/19	250,000	284,364
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	940,620
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	253,592
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	266,393
					2,676,047
FINANCIALS (11.8%)
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	272,985
Berkshire Hathaway Finance	AA+	4.20	12/15/10	250,000	255,918
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	260,951
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,986
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	256,148
Colonial Realty LP	BB+	4.80	04/01/11	200,000	196,968
Developers Diversified Realty	BB	5.00	05/03/10	200,000	200,294
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	216,391
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	471,267
First Industrial LP	BB	6.88	04/15/12	250,000	248,170
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	528,077
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	150,121
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	541,081
GMAC LLC	B	0.00	12/01/12	500,000	404,375
HCP, Inc.	BBB	4.88	09/15/10	250,000	253,166
HCP, Inc.	BBB	5.65	12/15/13	250,000	261,327
Lincoln National Corp.	A-	5.65	08/27/12	200,000	212,305
Markel Corp.	BBB	6.80	02/15/13	150,000	161,948
National City Corp.	A	4.00	02/01/11	250,000	254,375
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	259,041
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	268,636
Pacific LifeCorp.†	A-	6.00	02/10/20	315,000	307,464
Protective Life Corp.	A-	7.38	10/15/19	310,000	329,285
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	257,317
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	259,455
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	269,416
					7,351,467
HEALTH CARE (1.7%)
Allergan, Inc.	A	5.75	04/01/16	250,000	278,835
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	250,000	259,688
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	265,684
Wyeth	AA	5.50	03/15/13	250,000	273,641
					1,077,848
INDUSTRIALS (2.5%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	259,290
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	251,254
Masco Corp.	BBB	5.88	07/15/12	200,000	209,120
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	259,492
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	257,155
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	324,330
					1,560,641
INFORMATION TECHNOLOGY (0.4%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	260,178

MATERIALS (2.0%)
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	271,023
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	260,865
PolyOne Corp.	B-	7.50	12/15/15	250,000	232,500
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	277,221
Vulcan Materials Co.	BBB	7.00	06/15/18	200,000	218,832
					1,260,441
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	285,616
CenturyTel, Inc.	BBB-	5.00	02/15/15	250,000	254,731
					540,347
UTILITIES (2.4%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	269,073
Duke Energy Corp.	A	4.50	04/01/10	250,000	250,000
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	200,696
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	264,403
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	274,960
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	256,495
					1,515,627
TOTAL LONG-TERM DEBT SECURITIES (Cost: $59,865,805) 98.9%					61,759,850

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	AAA	0.11	04/09/10	100,000	99,998
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,998) 0.2%					99,998

TEMPORARY CASH INVESTMENTS (4) (Cost: $395,100) 0.6%					395,100

TOTAL INVESTMENTS (Cost: $60,360,903) 99.7%					62,254,948

OTHER NET ASSETS 0.3%					205,007

NET ASSETS 100.0%					$62,459,955

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (28.8%)
U.S. Treasury Bill	AAA	0.13	05/13/10	4,000,000	3,999,393
U.S. Treasury Bill	AAA	0.14	05/27/10	1,788,000	1,787,611
U.S. Treasury Bill	AAA	0.14	05/20/10	450,000	449,914
U.S. Treasury Bill	AAA	0.14	05/13/10	1,000,000	999,837
U.S. Treasury Bill	AAA	0.15	05/06/10	8,000,000	7,998,873
					15,235,628
U.S. GOVERNMENT AGENCIES (52.5%)
FFCB	AAA	0.16	05/12/10	1,375,000	1,374,749
FHLB	AAA	0.10	04/16/10	1,343,000	1,342,959
FHLB	AAA	0.10	04/16/10	2,849,000	2,848,913
FHLB	AAA	0.11	04/09/10	2,200,000	2,199,946
FHLB	AAA	0.11	04/23/10	2,100,000	2,099,859
FHLB	AAA	0.12	04/14/10	900,000	899,961
FHLB	AAA	0.15	04/07/10	400,000	399,990
FHLB	AAA	0.15	05/07/10	1,340,000	1,339,799
FHLB	AAA	0.15	05/12/10	1,092,000	1,091,874
FHLB	AAA	0.16	05/14/10	399,000	398,924
FHLB	AAA	0.16	05/19/10	380,000	379,919
FHLMC	AAA	0.11	04/01/10	1,000,000	1,000,000
FHLMC	AAA	0.11	04/06/10	2,000,000	1,999,982
FHLMC	AAA	0.12	04/12/10	1,968,000	1,967,889
FHLMC	AAA	0.13	04/12/10	200,000	199,992
FHLMC	AAA	0.14	05/03/10	500,000	499,941
FNMA	AAA	0.10	04/01/10	1,142,000	1,142,000
FNMA	AAA	0.11	04/07/10	390,000	389,994
FNMA	AAA	0.13	05/10/10	1,000,000	999,878
FNMA	AAA	0.13	05/12/10	901,000	900,886
FNMA	AAA	0.14	04/07/10	468,000	467,989
FNMA	AAA	0.14	05/12/10	1,746,000	1,745,793
FNMA	AAA	0.15	05/12/10	570,000	569,919
FNMA	AAA	0.16	06/02/10	500,000	499,860
FNMA	AAA	0.17	05/12/10	888,000	887,828
FNMA	AAA	0.20	04/19/10	100,000	99,990
					27,748,834
COMMERCIAL PAPER (18.7%)
Abbott Laboratories†	A-1+	0.10	04/05/10	400,000	399,996
Abbott Laboratories†	A-1+	0.17	05/20/10	550,000	549,877
Chevron Funding Corp.	A-1+	0.15	04/01/10	548,000	548,000
Coca-Cola Co.†	A-1	0.14	05/12/10	550,000	549,935
Coca-Cola Co.†	A-1	0.17	05/11/10	800,000	799,849
Ecolab, Inc.†	A-1	0.14	04/01/10	500,000	500,000
General Electric Capital Svcs.	A-1+	0.20	06/01/10	500,000	499,828
General Electric Co.	A-1+	0.18	05/28/10	800,000	799,772
Illinois Tool Works, Inc.†	A-1	0.18	04/01/10	1,000,000	1,000,000
National Rural Utilities	A-1	0.20	04/16/10	788,000	787,934

Nestle Capital Corp.†	A-1+	0.17	05/28/10	518,000	517,861
NetJets, Inc.†	A-1+	0.14	05/03/10	800,000	799,903
NetJets, Inc.†	A-1+	0.18	05/17/10	550,000	549,873
Oracle Corp.†	A-1	0.20	05/14/10	250,000	249,940
Toyota Motor Credit Corp.	A-1+	0.18	04/05/10	460,000	459,992
Toyota Motor Credit Corp.	A-1+	0.20	04/19/10	590,000	589,941
Toyota Motor Credit Corp.	A-1+	0.22	04/28/10	300,000	299,950
					9,902,651
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $52,886,875) 100.0%					52,887,113

TOTAL INVESTMENTS (Cost: $52,886,875) 100.0%					52,887,113

OTHER NET ASSETS 0.0% (2)					(5,997)

NET ASSETS 100.0%					$52,881,116

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$143,490	0.3%
SMALL CAP VALUE FUND	$74,335	1.5%
BOND FUND	$1,310,973	2.1%
MONEY MARKET FUND	$5,917,234	11.2%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2010, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	30	E-mini S&P 500 Stock Index	P	June 2010	$1,747,800	$6,495	3.9%
EQUITY INDEX FUND	32	E-mini S&P 500 Stock Index	P	June 2010	$1,864,320	$6,800	3.9%
MID-CAP EQUITY INDEX FUND	16	E-mini S&P MidCap 400 Stock Index	P	June 2010	$1,260,960	$(6,023)	2.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(4)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2010 was 0.15%.

(5)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2010 was 0.10%.

(6)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2010, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$23,897,457	—		—		$23,897,457
Common Stock - Active	$19,064,684	$76,340	(1)(2)	$67,150	(3)	$19,208,174
Convertible Preferred Stock	—	$17,000		—		$17,000
Short-Term Debt	—	$1,199,921		—		$1,199,921
Temporary Cash Investments	—	$885,600		—		$885,600
	$42,962,141	$2,178,861		$67,150		$45,208,152
Equity Index Fund
Common Stock	$46,251,810	—		—		$46,251,810
Short-Term Debt Securities	—	$1,399,877		—		$1,399,877
Temporary Cash Investments	—	$522,100		—		$522,100
	$46,251,810	$1,921,977		—		$48,173,787
Mid-Cap Equity Index Fund
Common Stock	$50,083,229	—		—		$50,083,229
Short-Term Debt Securities	—	$899,938		—		$899,938
Temporary Cash Investments	—	$401,400		—		$401,400
	$50,083,229	$1,301,338		—		$51,384,567
Small Cap Value Fund
Common Stock	$4,401,485	$40,760	(2)	$33,575	(3)	$4,475,820
Convertible Preferred Stock	—	$15,130		—		$15,130
Temporary Cash Investments	—	$350,000		—		$350,000
	$4,401,485	$405,890		$33,575		$4,840,950
Small Cap Growth Fund
Common Stock	$3,995,084	—		—		$3,995,084
Temporary Cash Investments	—	$250,000		—		$250,000
	$3,995,084	$250,000		—		$4,245,084
Bond Fund
U.S. Government Debt	—	$19,334,946		—		$19,334,946
U.S. Agency Residential Mortgage-Backed Obligations	—	$21,811,282		—		$21,811,282
Corporate Debt	—	$20,613,622		—		$20,613,622
Short-Term Debt Securities	—	$99,998		—		$99,998
Temporary Cash Investments	—	$395,100		—		$395,100
	—	$62,254,948		—		$62,254,948
Money Market Fund
U.S. Government Agency Debt	—	$15,235,628		—		$15,235,628
U.S. Agency Residential Non-Mortgage-Backed Obligations	—	$27,748,834		—		$27,748,834
Commercial Paper	—	$9,902,651		—		$9,902,651
	—	$52,887,113		—		$52,887,113
Other Financial Instruments:*
All America Fund	$6,495	—		—		$6,495
Equity Index Fund	$6,800	—		—		$6,800
Mid-Cap Equity Index Fund	$(6,023)	—		—		$(6,023)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes security issued by Ellora Energy, Inc. included in the Energy section of the active asset segment of the All America Fund.

(2)  Includes security issued by NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and in the Small Cap Value Fund.

(3)  Reflects security issued by Ellington Financial LLC included in the Financials section of the active asset segment of the All America Fund and in the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Three Months Ended March 31, 2010

	Balance	Unrealized	Net Transfers	Balance
	December 31,	Gains	In/(Out) of	March 31,
	2009	(Losses)	Level 3	2010
All America Fund	$120,994	$(850)	$(52,994)	$67,150
Small Cap Value Fund	$75,270	$(425)	$(41,270)	$33,575

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2010 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$7,544,928	$8,077,837	$7,031,057	$893,067
Unrealized Depreciation	(6,558,447)	(7,572,344)	(6,203,884)	(301,740)
Net	$986,481	$505,493	$827,173	$591,327
Tax Cost of Investments	$44,221,671	$47,668,294	$50,557,394	$4,249,623

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$883,375	$2,278,885	$282
Unrealized Depreciation	(113,780)	(384,840)	(44)
Net	$769,595	$1,894,045	$238
Tax Cost of Investments	$3,475,489	$60,360,903	$52,886,875

ITEM 2.                           CONTROLS AND PROCEDURES.

(a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                           EXHIBITS.

Attached hereto.

Exhibit 99                                         Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 17, 2010

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 17, 2010